    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 1998

                                                  REGISTRATION NOS.: 333-29721
                                                                     811-08265

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933                    [X]

                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]

                         POST-EFFECTIVE AMENDMENT NO. 1                     [X]

                                    AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940                              [X]

                                 AMENDMENT NO. 2                            [X]

                         DEAN WITTER S&P 500 Index Fund

                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                             DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                              WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)
              X  immediately upon filing pursuant to paragraph (b)
             ___ on (date) pursuant to paragraph (b)
             ___ 60 days after filing pursuant to
             ___ paragraph (a) on (date) pursuant to paragraph (a) of rule 485.


            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

                        DEAN WITTER S&P 500 INDEX FUND
                            CROSS-REFERENCE SHEET
                                  FORM N-1A

 ITEM         CAPTION
------------- -----------------------------------------------------
PART A        PROSPECTUS
------------- -----------------------------------------------------
1. ...........Cover Page
2. ...........Summary of Fund Expenses; Prospectus Summary
3. ...........Financial Highlights; Performance Information
4. ...........Investment Objective and Policies; Risk
               Considerations and Investment Practices; The Fund
               and Its Management; Cover Page; Investment
               Restrictions; Prospectus Summary
5. ...........the Fund and Its Management; Back Cover; Investment
              Objective and Policies
6. ...........Dividends, Distributions and Taxes; Additional
               Information
7. ...........Purchase of Fund Shares; Shareholder Services;
               Redemptions and Repurchases
8. ...........Purchase of Fund Shares; Redemptions and Repurchases;
               Shareholder Services
9. ...........Not Applicable

   PART B         STATEMENT OF ADDITIONAL INFORMATION
----------        ------------------------------------------------------
10. ..........Cover Page
11. ..........Table of Contents
12. ..........The Fund and Its Management
13. ..........Investment Practices and Policies; Investment
               Restrictions; Portfolio Transactions and Brokerage
14. ..........The Fund and Its Management; Trustees and Officers
15. ..........Trustees and Officers
16. ..........The Fund and Its Management; Purchase of Fund Shares;
               Custodian and Transfer Agent; Independent Accountants
17. ..........Portfolio Transactions and Brokerage
18. ..........Description of Shares
19. ..........The Distributor; Purchase of Fund Shares; Redemptions
               and Repurchases; Statement of Assets and Liabilities;
               Shareholder Services
20. ..........Dividends, Distributions and Taxes
21. ..........The Distributor
22. ..........Performance Information
23. ..........Experts; Financial Statements

PART C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

DEAN WITTER
S&P 500 INDEX FUND

PROSPECTUS -- MARCH 31, 1998
-----------------------------------------------------------------------------

     Dean Witter S&P 500 Index Fund (the "Fund") is an open-end, diversified management investment company whose investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's(Registered Trademark) 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to meet its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index. (See "Investment Objective and Policies.")

     The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. (See "Purchase of Fund Shares--Alternative Purchase Arrangements.")

This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated March 31, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


          DEAN  WITTER
          S&P 500 INDEX FUND
          TWO WORLD TRADE CENTER
          NEW YORK,  NEW YORK 10048
          (212) 392-2550 OR
          (800) 869-NEWS (TOLL-FREE)

                               TABLE OF CONTENTS

Prospectus Summary ....................................................      2

Summary of Fund Expenses ..............................................      4


Financial Highlights ..................................................      6

The Fund and its Management ...........................................      7

Investment Objective and Policies .....................................      7

 Risk Considerations and
  Investment Practices ................................................      9

Investment Restrictions ...............................................     12

Purchase of Fund Shares ...............................................     12

Shareholder Services ..................................................     23

Redemptions and Repurchases ...........................................     25

Dividends, Distributions and Taxes ....................................     27

Performance Information ...............................................     27

Additional Information ................................................     28

Financial Statements (unaudited)--
 February 28, 1998 ....................................................     30


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       Dean Witter Distributors Inc.
       Distributor

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


 -------------------   ------------------------------------------------------------------
The                    The Fund is organized as a trust, commonly known as a
 Fund                  Massachusetts business trust, and is an open-end, diversified management investment company. The Fund invests primarily
                       in common stocks included in the Standard &
                       Poor's(Registered Trademark) 500 Composite Stock Price
                       Index (the "S&P 500 Index").
-------------------    ------------------------------------------------------------------
Shares Offered Shares  Of beneficial interest with $0.01 par value (see page 28).
                       The Fund offers four Classes of shares, each with a different combination of sales charges, ongoing fees and other
                       features (see pages 12-22).
-------------------    ------------------------------------------------------------------
Minimum Purchase       The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest (Service Mark) ). Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each
                       Class of the Fund, an investor's existing holdings of Class A shares and shares of funds for which Dean Witter InterCapital Inc.
                       serves as investment manager ("Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class
                       D shares of the Fund and other Dean Witter Funds that are multiple class funds, will be aggregated. The minimum subsequent investment is $100 (see page 12).
-------------------    ------------------------------------------------------------------
Investment             The investment objective of the Fund is to provide investment
 Objective             results that, before expenses, correspond to the total return
                       (i.e., the combination of capital changes and income) of
                       the S&P 500 Index (see page 7).
-------------------    ------------------------------------------------------------------
Investment             Manager Dean Witter InterCapital Inc., the Investment
                       Manager of the Fund, and its wholly-owned subsidiary, Dean
                       Witter Services Company Inc., serve in various investment
                       management, advisory, management and administrative
                       capacities to 101 investment companies and other portfolios with net assets under management of approximately $110
                       billion at February 28, 1998 (see page 7).
-------------------    ------------------------------------------------------------------
Management Fee         The Investment Manager receives a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. The Investment
                       Manager has agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its
                       Management Agreement to the extent that such expenses and
                       compensation on an annualized basis exceed 0.50% of the
                       daily net assets of the Fund (see page 7).
-------------------    ------------------------------------------------------------------
Distributor and        Dean Witter Distributors Inc. (the "Distributor"). The Fund has
 Distribution Fee      adopted a distribution plan pursuant to Rule 12b-1 under the
                       Investment Company Act (the "12b-1 Plan") with respect to the distribution fees paid by the Class A, Class B and Class C shares of the Fund to the Distributor. The entire 12b-1 fee payable by
                       Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.25% of the average daily net assets of the
                       Class are currently each characterized as a service fee within the meaning of the National Association of Securities Dealers, Inc.
                       guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 12 and
                       21).



-------------------    ------------------------------------------------------------------
Alternative            Four classes of shares are offered: o Class A shares are offered
 Purchase              with a front-end sales charge, starting at 5.25% and reduced for
 Arrangements          larger purchases. Investments of $1 million or more (and
                       investments by certain other limited categories of
                       investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC")
                       of 1.0% may be imposed on redemptions within one year of
                       purchase. The Fund is authorized to reimburse the
                       Distributor for specific expenses incurred in promoting the distribution of the Fund's Class A shares and servicing
                       shareholder accounts pursuant to the Fund's 12b-1 Plan.
                       Reimbursement may in no event exceed an amount equal to
                       payments at an annual rate of 0.25% of average daily net
                       assets of the Class (see pages 12, 15 and 21). o Class B
                       shares are offered without a front-end sales charge, but
                       will in most cases be subject to a CDSC (scaled down from
                       5.0% to 1.0%) if redeemed within six years after purchase.
                       The CDSC will be imposed on any redemption of shares if
                       after such redemption the aggregate current value of a
                       Class B account with the Fund falls below the aggregate
                       amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC
                       schedule applies to investments by certain qualified plans.
                       Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the average daily net assets of
                       Class B. Class B shares convert to Class A shares
                       approximately ten years after the date of the original
                       purchase (see pages 12, 18 and 21).

-----------------------------------------------------------------------------


 ------------------- ------------------------------------------------------------------
                     o Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of 1.0% if redeemed within one year after purchase. The Fund is authorized to reimburse the
                     Distributor for specific expenses incurred in promoting the distribution of the Fund's Class C shares and servicing
                     shareholder accounts pursuant to the Fund's 12b-1 Plan.
                     Reimbursement may in no event exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Class
                     (see pages 12, 20 and 21).

                     o Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors.
                     Class D shares are offered without a front-end sales charge or
                     CDSC and are not subject to any 12b-1 fee (see pages 12 and 20).
-------------------  ------------------------------------------------------------------
Dividends            Dividends from net investment income and distributions from net
and                  capital gains, if any, are paid at least once each year. The Fund
Capital Gains        however, determine to retain all or part of any net long-term
Distributions        capital gains in any year for reinvestment. Dividends and
                     capital gains distributions paid on shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC (see pages 23 and 27).
-------------------  ------------------------------------------------------------------
Redemption           Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A, Class B or Class C
                     shares. An account may be involuntarily redeemed if the
                     total value of the account is less than $100 or, if the
                     account was opened through EasyInvest (Service Mark), if
                     after twelve months the shareholder has invested less than
                     $1,000 in the account (see page 25).
-------------------  ------------------------------------------------------------------
Risk Considerations  An investment in the Fund should be considered a long-term holding and subject to all the risks associated with investing in equity securities. The market value of the Fund's portfolio securities and, therefore, the Fund's net asset value per share, will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. The Fund operates as a "straight" index fund and will therefore not be actively managed; as such, the adverse performance of a portfolio security will ordinarily not result in the elimination of the security from the Fund's portfolio. The Fund may enter into repurchase
                     agreements, may lend its portfolio securities and may utilize transactions involving stock index futures which may be considered speculative in nature and may involve greater risks than those customarily assumed by other investment companies which do not invest in such instruments. An investment in shares of the Fund should not be considered a complete investment program and is not appropriate for all investors. Investors should carefully consider their ability to assume these risks and the risks outlined under the heading "Risk Considerations and Investment Practices" (page
                     9) before making an investment in the Fund.



 The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

SUMMARY OF FUND EXPENSES
-----------------------------------------------------------------------------


The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The estimated annualized fees and expenses set forth in the table below are based on the expenses and fees for the fiscal period ending August 31, 1998.


                                                        CLASS A      CLASS B       CLASS C      CLASS D
                                                     ------------ ------------  ------------ -----------
Shareholder Transaction Expenses
---------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a
 percentage of offering price) .....................     5.25%(1)      None         None         None
Sales Charge Imposed on Dividend Reinvestments  ....     None          None         None         None
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or
 redemption proceeds)...............................     None(2)       5.00%(3)     1.00%(4)     None
Redemption Fees.....................................     None          None         None         None
Exchange Fee........................................     None          None         None         None
Annual Fund Operating Expenses (as a percentage of average net assets)
---------------------------------------------
Management Fees+ ...................................     0.23%         0.23%        0.23%        0.23%
12b-1 Fees (5)(6)...................................     0.24%         1.00%        1.00%        None
Other Expenses+ ....................................     0.27%         0.27%        0.27%        0.27%
Total Fund Operating Expenses+......................     0.74%         1.50%        1.50%        0.50%



------------
+ The Investment Manager has agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund. The fees and expenses disclosed above reflect the assumption of such expenses and waiver of compensation by the Investment Manager to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

(1) Reduced for purchases of $25,000 and over (see "Purchase of Fund Shares--Initial Sales Charge Alternative--Class A Shares").

(2) Investments that are not subject to any sales charge at the time of purchase are subject to a CDSC of 1.00% that will be imposed on redemptions made within one year after purchase, except for certain specific circumstances (see "Purchase of Fund Shares--Initial Sales Charge Alternative--Class A Shares").

(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter.

(4) Only applicable to redemptions made within one year after purchase (see "Purchase of Fund Shares--Level Load Alternative--Class C Shares").

(5) The 12b-1 fee is accrued daily and payable monthly. The entire 12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts. The remainder of the 12b-1 fee, if any, is an asset-based sales charge, and is a distribution fee paid to the Distributor to compensate it for the services provided and the expenses borne by the Distributor and others in the distribution of the Fund's shares (see "Purchase of Fund Shares--Plan of Distribution").

(6) Upon conversion of Class B shares to Class A shares, such shares will be subject to the lower 12b-1 fee applicable to Class A shares. No sales charge is imposed at the time of conversion of Class B shares to Class A shares. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing 1.00% distribution fee (see "Purchase of Fund Shares--Alternative Purchase Arrangements").

EXAMPLES                                                                        1 YEAR    3 YEARS
-----------------------------------------------------------------------------  -------- ---------
You would pay the following expenses on a $1,000 investment assuming (1) a 5%
annual return and (2) redemption at the end of each time period:
  Class A ....................................................................    $60       $75
  Class B ....................................................................    $65       $77
  Class C.....................................................................    $25       $47
  Class D ....................................................................    $ 5       $16

You would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
  Class A ....................................................................    $60       $75
  Class B ....................................................................    $15       $47
  Class C ....................................................................    $15       $47
  Class D ....................................................................    $ 5       $16


   THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.

   The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."

   Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS (unaudited)

The following ratios and per share data for a share of beneficial interest outstanding throughout the period have been taken from the records of the Fund without examination by the independent accountants. The financial highlights should be read in conjunction with the unaudited financial statements and the notes thereto which are contained in this Prospectus commencing on page 30.

                                        For the Period September 26, 1997* Through February 28, 1998++
                                        Class A      Class B           Class C            Class D
                                        Shares       Shares           Shares              Shares
                                        ------       ------           ------              ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $10.00       $10.00            $10.00             $10.00
                                        ------       ------            ------             ------
Net investment income                     0.05         0.02              0.02               0.06
Net realized and unrealized gain          1.10         1.09              1.09               1.09
                                        ------       ------            ------             ------
Total from investment operations          1.15         1.11              1.11               1.15
                                        ------       ------            ------             ------
Less dividends from net
  investment income                      (0.03)       (0.01)            (0.01)             (0.03)
                                        ------       ------            ------             ------
Net asset value, end of period          $11.12        $11.10           $11.10             $11.12
                                        ======        ======           ======             ======
TOTAL INVESTMENT RETURN+(1)              11.47%        11.09%           11.08%             11.53%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                  0.74%        1.50%             1.50%              0.50%
Net investment income                     1.10%        0.36%             0.37%              1.29%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                          $19,089     $380,009           $24,126            $12,705
Portfolio turnover rate(1)                   1%           1%                1%                 1%
Average commission rate paid           $0.0157      $0.0157           $0.0157            $0.0157

------------
 *      Commencement of operations.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)     Not annualized.

(2)     Annualized.

(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.91% and 0.93%, respectively, for Class A shares, 1.67% and 0.19%, respectively, for Class B shares, 1.67% and 0.20%, respectively, for Class C shares and 0.67% and 1.12%, respectively, for Class D shares.

                         See Notes to Financial Statements.

THE FUND AND ITS MANAGEMENT
-----------------------------------------------------------------------------

   Dean Witter S&P 500 Index Fund (the "Fund") is an open-end, diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of The Commonwealth of Massachusetts on June 18, 1997.


   Dean Witter InterCapital Inc. ("InterCapital" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.

   InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies, 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $106 billion at February 28, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4.1 billion at such date.


   The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.

   The Fund's Trustees review the various services provided by the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


   As full compensation for the services and facilities furnished to the Fund and for expenses of the Fund incurred by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's net assets. The Investment Manager has agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

    The Fund's expenses include: the fee of the Investment Manager; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; transfer agent, custodian, auditing fees; certain legal fees, and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with the Fund.


INVESTMENT OBJECTIVE AND POLICIES
-----------------------------------------------------------------------------

   The investment objective of the Fund is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's(Registered Trademark) 500 Composite Stock Price Index (the "S&P 500 Index"). The objective is a fundamental policy of the Fund and may not be changed without a vote of a majority of the outstanding voting securities of the

Fund. There is no assurance that the objective will be achieved. The following policies may be changed by the Board of Trustees without shareholder approval.

   The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index. The Fund intends to invest in substantially all of the stocks that comprise the S&P 500 Index in approximately the same weightings as they are represented in the Index. The Fund operates as a "straight" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the Fund's portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions, or as may be necessary to satisfy redemption requests.

   Over the long term, the Investment Manager seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund's ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and redemptions. The Fund's ability to correlate its performance to the Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. To accomodate these cash flows, investment changes may be made to maintain the similarity of the Fund's portfolio to the S&P 500 Index to the maximum practicable extent. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

   Stock Index Futures Contracts. The Fund may purchase and sell stock index futures contracts ("futures contracts") that are traded on U.S. commodity exchanges on the S&P 500 Index ("stock index" futures). As a futures contract purchaser, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The Fund will purchase or sell stock index futures contracts for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The Fund may enter into such instruments provided that not more than 5% of its assets are required as an initial margin deposit and provided that the contract prices of the stock index futures contracts do not exceed 20% of its total assets. While such instruments can be used as leveraged investments, the Fund may not use them to leverage its assets.

   Additional Information Concerning the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The Investment Manager believes that the performance of the S&P 500 Index is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 Index is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

   "Standard & Poor's(Registered Trademark)," "S&P(Registered Trademark)," "S&P 500(Registered Trademark)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("Standard & Poor's") and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


   The Fund may also invest in repurchase agreements and zero coupon securities and may lend its portfolio securities, as discussed under "Risk Considerations and Investment Practices" below.


   The Fund reserves the right to seek to achieve its investment objective by converting to a "master/ feeder" fund structure (see "Additional Information").

RISK CONSIDERATIONS AND INVESTMENT PRACTICES

   The net asset value of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities. The market value of the Fund's portfolio securities will increase or decrease due to a variety of economic, market or political factors which cannot be predicted.

   Risks of Futures Transactions. The Fund may close out its position as a buyer or seller of a futures contract only if a liquid secondary market exists for futures contracts of that series. There is no assurance that such a market will exist. Also, exchanges may limit the amount by which the price of many futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

   The extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such. See "Dividends, Distributions and Taxes."

   There may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities which are the subject of the contract. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the securities and futures markets could result.

   Cash Flows; Expenses. The ability of the Fund to meet its investment objective depends to some extent on the Investment Manager's ability to manage cash flows (primarily from purchases and redemptions and distributions from the Fund's portfolio investments). Generally, the Investment Manager will employ stock index futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. In addition, if considered appropriate in the opinion of the Investment Manager, a portion of a Fund's assets not exceeding 20% of its total assets may be invested in money market instruments. The Investment Manager will also make investment changes to the Fund's portfolio to accommodate cash flows while continuing to seek to replicate the total return of the S&P 500 Index. Investors should also be aware that the investment performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Fund, and any incremental operating costs (e.g., transfer agency, accounting) borne by the Fund. Finally, since the Fund seeks to provide investment results that, before expenses, correspond to the total return of the S&P 500 Index. S&P 500 Index, the Investment Manager will generally not attempt to judge the merits of any particular security as an investment.

   Temporary Investments. A portion of the Fund's assets, not exceeding 20% of its total assets, may be invested temporarily in money market instruments under any one or more of the following circumstances: (a) pending investment of proceeds of sale of shares of the Fund; (b) pending settlement of purchases of portfolio securities; or (c) to maintain liquidity for the purposes of meeting anticipated redemptions. The money market instruments in which the Fund may invest are certificates of deposit of U.S. domestic banks with assets of $1 billion or more; bankers' acceptances; time deposits; U.S. Government and U.S. Government agency securities; or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by the Trustees, and which mature within one year from the date of purchase.

   Foreign Securities. The Fund may purchase common stocks, including American Depository Receipts, of foreign corporations represented in the S&P 500 Index (such securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System). Investments in foreign securities may be affected by changes in governmental administration or economic policy (in the United States and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S. companies. As noted above, the Fund's investment in common stock of foreign corporations represented in the S&P 500 Index may also be in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designed for use in the U.S. securities markets.


   Standard & Poor's Depositary Receipts ("SPDRs"). The Fund may purchase interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. The Fund will not invest in excess of 10% of its total assets in SPDRs. As a holder of interests in a unit investment trust, the Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts. See the Statement of Additional Information for a further discussion of SPDRs.


   Repurchase Agreements. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization.

   Zero Coupon Securities. A portion of the money market instruments in which the Fund may invest may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

   A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

   Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Investment Manager to be creditworthy and when the income which can be earned from such loans justifies the attendant risks.

   For additional risk disclosure, please refer to the "Investment Objective and Policies" section of the Prospectus and to the "Investment Practices and Policies" section of the Statement of Additional Information.

   Except as specifically noted, all investment policies and practices discussed above are not fundamental policies of the Fund and, as such, may be changed without shareholder approval.


   Year 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

   In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


PORTFOLIO MANAGEMENT


   The Fund's portfolio is managed by its Investment Manager with a view to achieving the Fund's investment objective. The assets of the Fund are managed within InterCapital's Growth Group, which manages 26 equity funds and fund portfolios with approximately $9 billion in assets as of February 28, 1998. Kenton J. Hinchliffe, Senior Vice President of InterCapital and a member of InterCapital's Growth Group, is the primary portfolio manager of the Fund. Mr. Hinchliffe has been a portfolio manager at InterCapital for over 5 years.

   Orders for transactions in portfolio securities and commodities are placed for the Fund with a number of brokers and dealers, including Dean Witter Reynolds Inc. ("DWR"), Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of the Investment Manager. The Fund may incur brokerage commissions on transactions conducted through such affiliates. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. It is not anticipated that the portfolio trading will result in the Fund's portfolio turnover rate exceeding 100% in any one year. Ordinarily, securities will be sold from the portfolio only to reflect certain administrative changes in the S&P 500 Index or to accommodate cash flows into or out of the Fund while maintaining the similarity of the Fund to the S&P 500 Index. The Fund will incur brokerage costs commensurate with its portfolio turnover rate. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Fund's trading policy.


INVESTMENT RESTRICTIONS
-----------------------------------------------------------------------------

   The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

   The Fund may not:

     1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities), except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund (a "Qualifying Portfolio").

     2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Fund may invest all or substantially all of its assets in a Qualifying Portfolio.


     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

PURCHASE OF FUND SHARES
-----------------------------------------------------------------------------


GENERAL

   Dean Witter Distributors Inc. (the "Distributor") will act as the Distributor of each Class of the Fund's shares during the continuous offering. Pursuant to a Distribution Agreement between the Fund and the Distributor, an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by DWR and other dealers which have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.


   The Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after pur-chase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Trustees of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements--Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.

   The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") and shares of Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Dean Witter S&P 500 Index Fund, directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting an account executive of DWR or other Selected Broker-Dealer. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase in the case of investments through EasyInvest (Service Mark), an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the InterCapital mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


   Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund by the Distributor and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.

ALTERNATIVE PURCHASE ARRANGEMENTS

   The Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative--Class D Shares" below).

   Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."

   Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.

   Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."


   Class B Shares. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.


   After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."

   Class C Shares. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."

   Class D Shares. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."

   Selecting a Particular Class. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

   The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

   Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.


   For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged, will be included together with the current investment amount.


   Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.

   Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

                                                           CONVERSION
   CLASS          SALES CHARGE          12B-1 FEE           FEATURE
---------  ------------------------- -------------  -----------------------
     A        Maximum 5.25%               0.25%             No
              initial sales charge
              reduced for
              purchases of
              $25,000 and over;
              shares wold without
              an initial sales
              charge generally
              subject to a 1.0%
              CDSC during first
              year.
---------  ------------------------- -------------  -----------------------
     B        Maximum 5.0%                1.0%    B shares convert
              CDSC during the first               to A shares
              year decreasing                     automatically after
              to 0 after six years                approximately
                                                  ten years

---------  ------------------------- -------------  -----------------------
     C        1.0% CDSC during            1.0%              No
              first year
---------  ------------------------- -------------  -----------------------
     D         None                       None               No

   See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

   Class A shares are sold at net asset value plus an initial sales charge.
In some cases, reduced
sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.

   The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                SALES CHARGE
                      --------------------------------
                       PERCENTAGE OF     APPROXIMATE
  AMOUNT OF SINGLE    PUBLIC OFFERING   PERCENTAGE OF
     TRANSACTION           PRICE       AMOUNT INVESTED
--------------------  --------------- ---------------
Less than $25,000  ..      5.25%            5.54%
$25,000 but less
 than $50,000 .......      4.75%            4.99%
$50,000 but less
 than $100,000 ......      4.00%            4.17%
$100,000 but less
 than $250,000 ......      3.00%            3.09%
$250,000 but less
 than $1 million  ...      2.00%            2.04%
$1 million and over          0                 0

   Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

   The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

   Combined Purchase Privilege. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.

   Right of Accumulation. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.


   The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.

   Letter of Intent. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.

   Additional Net Asset Value Purchase Options. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:


   (1) trusts for which MSDW Trust (an affiliate of the Investment Manager) provides discretionary trustee services;

   (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares);

   (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement;

   (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;


   (5) investors who are clients of a Dean Witter account executive who joined Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the account executive's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and

   (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.

   No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.

   For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


   Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.

   Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

         YEAR SINCE
          PURCHASE            CDSC AS A PERCENTAGE
        PAYMENT MADE           OF AMOUNT REDEEMED
--------------------------  ------------------------
First......................           5.0%
Second.....................           4.0%
Third......................           3.0%
Fourth.....................           2.0%
Fifth......................           2.0%
Sixth......................           1.0%
Seventh and thereafter ....           None


   In the case of Class B shares of the Fund purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:




         YEAR SINCE
          PURCHASE            CDSC AS A PERCENTAGE
        PAYMENT MADE           OF AMOUNT REDEEMED
--------------------------  ------------------------
First .....................           2.0%
Second ....................           2.0%
Third .....................           1.0%
Fourth and thereafter  ....           None



   CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of FSC Funds or of other Dean Witter Funds acquired in exchange for such shares.

Moreover, in determining whether a CDSC is appli-cable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

   In addition, the CDSC, if otherwise applicable, will be waived in the case of:

   (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (A) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (B) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

   (2) redemptions in connection with the following retirement plan distributions: (A) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (B) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (C) a tax-free return of an excess contribution to an IRA; and


   (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by the Investment Manager or its subsidiary, Dean Witter Services Company Inc., as self-directed investment alternatives and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (A) the plan continues to be an Eligible Plan after the redemption; or (B) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.


   With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


   Conversion to Class A Shares. Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased, provided that shares acquired in exchange for shares of another fund originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services--Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calcu-lated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.

   If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.

   Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

   Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Trustees and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


   Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the InterCapital mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such programs referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transac-tion in Class D shares of the Fund and other Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million (or $25 million) minimum investment amount, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged, will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION


   The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average daily net assets of Class B. The fee is treated by the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.


   Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of DWR's account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.


   For the fiscal period September 26, 1997 (commencement of operations) through February 28, 1998, the Fund accrued payments under the Plan amounting to $12,848, $1,127,620, and $75,709 for Class A, Class B and Class C, respectively. Such payments represent, on an annualized basis, 0.24%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively, for such period.

   In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Fund may be in excess of the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts, including the carrying charge described above, totalled $15,470,964 at February 28, 1998, which was equal to 4.07% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

   In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to account executives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to account executives at the time of sale totalled $145,457 in the case of Class C at December 31, 1997, which amount was equal to 0.76% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE


   The net asset value per share is determined once daily at 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), by taking the net assets of the Fund, dividing by the number of shares outstanding and adjusting to the nearest cent. The assets belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.


   In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost or amortized value basis; and (5) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily. Certain securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Trustees.

SHAREHOLDER SERVICES
-----------------------------------------------------------------------------

   Automatic Investment of Dividends and Distributions. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund (or, if specified by the shareholder, in shares of any other open-end Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").

   Investment of Dividends or Distributions Received in Cash. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").

   EasyInvest (Service Mark). Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund (see "Purchase of Fund Shares" and "Redemptions and Repurchases--Involuntary Redemption").

   Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount. Withdrawal plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.

   Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

   Tax-Sheltered Retirement Plans. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

   For further information regarding plan administration, custodial fees and other details, investors should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

EXCHANGE PRIVILEGE

   Shares of each Class may be exchanged for shares of the same Class of any other Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and five Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-

State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") which is a Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.

   An exchange to another Dean Witter Multi-Class Fund, any FSC Fund, Global Short-Term or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at their net asset value determined the following day. Subsequent exchanges between any of the money market funds and any of the Dean Witter Multi-Class Funds, FSC Funds, Global Short-Term or any Exchange Fund that is not a money market fund can be effected on the same basis.

   No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains invested in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Dean Witter Multi-Class Fund or shares of Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Dean Witter Multi-Class Fund or in shares of Global Short-Term (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for shares of Global Short-Term or Class B shares of another Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.


   Additional Information Regarding Exchanges. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on exchange of shares of the Fund pledged in the margin account.

   The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and read it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of a shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares on which the shareholder has realized a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.

   If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the above Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their DWR or other Selected Dealer account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).

   The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.

   Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her DWR or other Selected Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the other Dean Witter Funds in the past.

   For further information regarding the Exchange Privilege, shareholders should contact their account executive or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
-----------------------------------------------------------------------------

   Redemption. Shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class

A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption, along with any additional documentation required by the Transfer Agent.

   Repurchase. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic or telegraphic request of the shareholder. The repurchase price is the net asset value per share next determined (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.

   The CDSC, if any, will be the only fee imposed upon repurchase by the Fund or the Distributor. The offer by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."

   Payment for Shares Redeemed or Repurchased. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances, e.g., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.

   Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class from which such shares were redeemed or repurchased, at the net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.

   Involuntary Redemption. The Fund reserves the right to redeem, upon sixty days' notice and at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or Custodial Account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Board of Trustees or, in the case of an account opened through EasyInvest, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder to make an additional investment in an amount which will increase the value of the account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
-----------------------------------------------------------------------------

   Dividends and Distributions. The Fund declares dividends separately for each Class of shares and intends to distribute substantially all of the Fund's net investment income and net realized short-term and long-term capital gains, if there are any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment.

   All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions.")


   Taxes. Because the Fund intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders who are required to pay taxes on their income will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed, for tax purposes, to have been received by the shareholder in the prior year.


   Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction.

   The Fund may at times make payments from sources other than income or net capital gains. Payments from such sources will, in effect, represent a return of a portion of each shareholder's investment. All, or a portion, of such payments will not be taxable to shareholders.


   After the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes. Shareholders will also be notified of their proportionate share of long-term capital gains distributions that are eligible for a reduced rate of tax under the Taxpayer Relief Act of 1997. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.


   Shareholders should consult their tax advisers as to the applicability of the foregoing to their current situation.

PERFORMANCE INFORMATION
-----------------------------------------------------------------------------

   From time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "aver-age annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over periods of one, five and ten years, or over the life of the Fund, if less than any of the foregoing. Total return and average annual total return reflect all income earned by the Fund, any appreciation or depreciation of the Fund's assets and all expenses incurred by the applicable Class and all sales charges which will be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

   In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations, such as mutual fund performance rankings of Lipper Analytical Services, Inc.

ADDITIONAL INFORMATION
-----------------------------------------------------------------------------

   Voting Rights. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.

   The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the Shareholders.

   Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

   Code of Ethics. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

   Master/Feeder Conversion. The Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

   Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited)



 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.2%)
             Advertising/Marketing Services (0.3%)
     8,466   Cognizant Corp.  ...............................................  $    422,771
     6,575   Interpublic Group of Companies, Inc.  ...........................      358,337
     8,460   Omnicom Group, Inc.  ............................................      387,045
                                                                              --------------
                                                                                  1,168,153
                                                                              --------------
             Aerospace & Defense (1.2%)
    52,223   Boeing Co.  .....................................................    2,833,098
     3,265   General Dynamics Corp.  .........................................      283,239
    10,127   Lockheed Martin Corp.  ..........................................    1,181,694
     3,481   Northrop Grumman Corp.  .........................................      483,859
                                                                              --------------
                                                                                  4,781,890
                                                                              --------------
             Agriculture Related (0.2%)
    29,108   Archer-Daniels-Midland Co.  .....................................      653,111
     3,433   Pioneer Hi-Bred International, Inc.  ............................      356,174
                                                                              --------------
                                                                                  1,009,285
                                                                              --------------
             Air Freight (0.1%)
     7,626   Federal Express Corp.  ..........................................      485,681
                                                                              --------------
             Airlines (0.4%)
     4,790   AMR Corp.*  .....................................................      606,234
     3,840   Delta Air Lines, Inc.  ..........................................      434,160
    11,426   Southwest Airlines Co.  .........................................      327,783
     4,739   US Airways Group Inc.*  .........................................      300,038
                                                                              --------------
                                                                                  1,668,215
                                                                              --------------
             Aluminum (0.3%)
    11,845   Alcan Aluminium Ltd. (Canada) ...................................      367,935
     9,006   Aluminum Co. of America  ........................................      660,815
     3,849   Reynolds Metals Co.  ............................................      239,841
                                                                              --------------
                                                                                  1,268,591
                                                                              --------------
             Auto Parts -After Market (0.5%)
     4,108   Cooper Tire & Rubber Co.  .......................................       94,741
     5,454   Dana Corp.  .....................................................      297,584
     3,288   Echlin, Inc.  ...................................................      166,249
     9,330   Genuine Parts Co.  ..............................................      345,210
     8,142   Goodyear Tire & Rubber Co.  .....................................      562,816
     6,179   ITT Industries, Inc.  ...........................................      211,631
     6,427   TRW, Inc.  ......................................................      352,280
                                                                              --------------
                                                                                  2,030,511
                                                                              --------------
             Automobiles (1.7%)
    34,588   Chrysler Corp.  .................................................    1,346,770
    62,651   Ford Motor Co.  .................................................    3,543,697
    36,926   General Motors Corp.  ...........................................    2,545,586
                                                                              --------------
                                                                                  7,436,053
                                                                              --------------
             Banks -Money Center (3.8%)
    36,206   BankAmerica Corp.  ..............................................  $ 2,805,965
     5,115   Bankers Trust New York Corp.  ...................................      604,849
    22,004   Chase Manhattan Corp.  ..........................................    2,729,871
    23,887   Citicorp  .......................................................    3,165,027
    15,188   First Chicago NBD Corp.  ........................................    1,248,264
    32,760   First Union Corp.  ..............................................    1,726,042
     9,275   Morgan (J.P.) & Co., Inc.  ......................................    1,108,362
    49,094   NationsBank Corp.  ..............................................    3,362,939
                                                                              --------------
                                                                                 16,751,319
                                                                              --------------
             Banks -Regional (4.6%)
    33,709   Banc One Corp.  .................................................    1,904,558
    19,665   Bank of New York Co., Inc.  .....................................    1,151,632
     7,598   BankBoston Corp.  ...............................................      757,426
     7,143   BB&T Corporation  ...............................................      443,312
     2,864   Cincinnati Financial Corp.  .....................................      386,282
     5,502   Comerica, Inc.  .................................................      554,670
    10,328   CoreStates Financial Corp.  .....................................      872,070
     8,041   Fifth Third Bancorp  ............................................      633,229
    14,225   Fleet Financial Group, Inc.  ....................................    1,121,108
     9,971   Huntington Bancshares, Inc.  ....................................      357,710
    11,469   KeyCorp  ........................................................      803,547
    13,292   Mellon Bank Corp.  ..............................................      828,258
     6,801   Mercantile Bancorporation, Inc.  ................................      378,306
    11,157   National City Corp.  ............................................      727,994
     5,828   Northern Trust Corp.  ...........................................      441,471
    39,434   Norwest Corp.  ..................................................    1,614,329
    15,926   PNC Bank Corp.  .................................................      883,893
     2,858   Republic New York Corp.  ........................................      345,818
     8,381   State Street Corp.  .............................................      518,051
     9,187   Summit Bancorp  .................................................      456,479
    11,009   SunTrust Banks, Inc.  ...........................................      811,914
     9,128   Synovus Financial Corp.  ........................................      320,621
    12,818   U.S. Bancorp  ...................................................    1,474,871
    10,650   Wachovia Corp.  .................................................      846,675
     4,527   Wells Fargo & Co.  ..............................................    1,457,694
                                                                              --------------
                                                                                 20,091,918
                                                                              --------------
             Beverages -Alcoholic (0.5%)
    25,579   Anheuser-Busch Companies, Inc. ..................................    1,199,016
     3,601   Brown-Forman Corp. (Class B)  ...................................      199,855
     1,933   Coors (Adolph) Co. (Class B)  ...................................       60,406
    18,610   Seagram Co. Ltd. (Canada)  ......................................      707,180
                                                                              --------------
                                                                                  2,166,457
                                                                              --------------
             Beverages -Soft Drinks (2.7%)
   129,126   Coca Cola Co.**  ................................................    8,869,342
    79,206   PepsiCo, Inc.  ..................................................    2,895,969
                                                                              --------------
                                                                                 11,765,311
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                               30

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
             Biotechnology (0.1%)
    13,741   Amgen Inc.*  ....................................................  $   729,991
                                                                              --------------
             Broadcast Media (1.0%)
    36,755   CBS Corp.  ......................................................    1,137,108
     5,116   Clear Channel Communications, Inc.*  ............................      463,637
             Tele-Communications, Inc.
    26,481   (Class A)*  .....................................................      769,604
    31,693   U.S. West Media Group, Inc.*  ...................................    1,020,118
    18,418   Viacom, Inc. (Class B)*  ........................................      884,064
                                                                              --------------
                                                                                  4,274,531
                                                                              --------------
             Building Materials (0.2%)
     2,126   Armstrong World Industries Inc.  ................................      166,891
     8,610   Masco Corp.  ....................................................      468,169
     2,785   Owens-Corning ...................................................       85,987
                                                                              --------------
                                                                                    721,047
                                                                              --------------
             Chemicals (1.7%)
     5,720   Air Products & Chemicals, Inc.  .................................      480,122
    11,839   Dow Chemical Co.  ...............................................    1,083,268
    59,079   DuPont (E.I.) de Nemours & Co., Inc.  ...........................    3,622,281
     4,087   Eastman Chemical Co.  ...........................................      267,698
     3,750   Goodrich (B.F.) Co.  ............................................      185,859
     5,044   Hercules, Inc.  .................................................      243,688
     9,300   PPG Industries, Inc.  ...........................................      602,756
     8,240   Praxair, Inc.  ..................................................      393,975
     3,209   Rohm & Haas Co.  ................................................      327,117
     6,469   Union Carbide Corp.  ............................................      300,404
                                                                              --------------
                                                                                  7,507,168
                                                                              --------------
             Chemicals -Diversified (0.4%)
     7,533   Engelhard Corp.  ................................................      136,536
     1,936   FMC Corp.*  .....................................................      140,118
    30,959   Monsanto Co.  ...................................................    1,575,039
                                                                              --------------
                                                                                  1,851,693
                                                                              --------------
             Chemicals -Specialty (0.3%)
     3,876   Grace (W. R.) & Co.  ............................................      325,342
     3,123   Great Lakes Chemical Corp.  .....................................      151,856
     5,701   International Flavors & Fragrances, Inc.  .......................      262,246
     6,946   Morton International, Inc.  .....................................      229,652
     3,485   Nalco Chemical Co.  .............................................      140,271
     5,232   Sigma-Aldrich Corp.  ............................................      206,664
                                                                              --------------
                                                                                  1,316,031
                                                                              --------------
             Commercial & Consumer Services (0.7%)
     5,432   Block (H.&R.), Inc.  ............................................  $   255,643
    41,270   Cendant Corp.*  .................................................    1,547,625
     8,893   Dun & Bradstreet Corp.  .........................................      297,915
    17,150   Laidlaw, Inc. (Canada) ..........................................      251,891
    13,128   Service Corp. International  ....................................      497,223
                                                                              --------------
                                                                                  2,850,297
                                                                              --------------
             Communications Equipment (1.0%)
     4,706   Andrew Corp.*  ..................................................      130,003
     4,158   Harris Corp.  ...................................................      210,759
    31,166   Motorola, Inc.  .................................................    1,737,504
    27,358   Northern Telecom Ltd. (Canada) ..................................    1,458,523
     4,058   Scientific-Atlanta, Inc.  .......................................       71,015
     9,452   Tellabs, Inc.*  .................................................      570,664
                                                                              --------------
                                                                                  4,178,468
                                                                              --------------
             Computer -Networking (1.0%)
    18,062   3Com Corp.*  ....................................................      645,716
    11,047   Bay Networks, Inc.*  ............................................      374,217
     8,229   Cabletron Systems, Inc.*  .......................................      127,549
    52,531   Cisco Systems, Inc.*  ...........................................    3,460,480
                                                                              --------------
                                                                                  4,607,962
                                                                              --------------
             Computer Software & Services (3.5%)
     3,804   Adobe Systems, Inc.  ............................................      168,089
     2,504   Autodesk, Inc.  .................................................      118,627
    28,543   Computer Associates International, Inc.  ........................    1,345,089
     4,032   Computer Sciences Corp.*  .......................................      422,100
    11,033   HBO & Co.  ......................................................      597,161
   126,001   Microsoft Corp.*_**  ............................................   10,678,585
    18,218   Novell, Inc.*  ..................................................      191,289
    51,192   Oracle Corp.*  ..................................................    1,260,603
     6,648   Parametric Technology Corp.*  ...................................      402,204
     1,300   Shared Medical Systems Corp.  ...................................       99,369
                                                                              --------------
                                                                                 15,283,116
                                                                              --------------
             Computers -Peripheral Equipment (0.3%)
    25,893   EMC Corp.*  .....................................................      990,407
    12,760   Seagate Technology, Inc.*  ......................................      310,227
                                                                              --------------
                                                                                  1,300,634
                                                                              --------------
             Computers -Systems (2.7%)
     6,644   Apple Computer, Inc.*  ..........................................      156,964
    79,046   COMPAQ Computer Corp.  ..........................................    2,534,412
     2,495   Data General Corp.*  ............................................       51,459
    17,043   Dell Computer Corp.*  ...........................................    2,382,824

                      SEE NOTES TO FINANCIAL STATEMENTS

                               31

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
     7,717   Digital Equipment Corp.*  .......................................  $   439,387
    50,757   International Business Machines Corp.**  ........................    5,300,934
    19,559   Sun Microsystems, Inc.*  ........................................      931,497
                                                                              --------------
                                                                                 11,797,477
                                                                              --------------
             Consumer -Noncyclical (0.0%)
             American Greetings Corp.
     3,843   (Class A)  ......................................................      175,337
     2,040   Jostens, Inc.  ..................................................       47,940
                                                                              --------------
                                                                                    223,277
                                                                              --------------
             Containers -Metal & Glass (0.1%)
     1,574   Ball Corp.  .....................................................       51,352
     6,696   Crown Cork & Seal Co., Inc.  ....................................      361,584
     7,322   Owens-Illinois, Inc.*  ..........................................      280,982
                                                                              --------------
                                                                                    693,918
                                                                              --------------
             Containers -Paper (0.1%)
     2,767   Bemis Company, Inc.  ............................................      124,688
     5,181   Stone Container Corp.  ..........................................       58,286
     2,970   Temple-Inland, Inc.  ............................................      177,086
     3,622   Union Camp Corp.  ...............................................      216,414
                                                                              --------------
                                                                                    576,474
                                                                              --------------
             Data Processing (0.5%)
    15,275   Automatic Data Processing, Inc. .................................      932,730
     3,985   Ceridian Corp.*  ................................................      185,552
     7,867   Equifax, Inc.  ..................................................      282,720
    22,347   First Data Corp.  ...............................................      759,798
                                                                              --------------
                                                                                  2,160,800
                                                                              --------------
             Distributors -Food & Health (0.2%)
     5,709   Cardinal Health, Inc.  ..........................................      467,424
     3,158   Supervalu, Inc.  ................................................      150,400
     8,930   Sysco Corp.  ....................................................      420,268
                                                                              --------------
                                                                                  1,038,092
                                                                              --------------
             Electrical Equipment (3.9%)
    11,465   AMP, Inc.  ......................................................      506,610
    23,138   Emerson Electric Co.  ...........................................    1,476,494
   170,868   General Electric Co.**  .........................................   13,284,987
     2,619   General Signal Corp.  ...........................................      106,397
     6,651   Honeywell, Inc.  ................................................      527,092
     4,489   Raychem Corp.  ..................................................      194,991
    10,896   Rockwell International Corp.  ...................................      659,208
     2,868   Thomas & Betts Corp.  ...........................................      162,580
                                                                              --------------
                                                                                 16,918,359
                                                                              --------------
             Electronic Components (0.0%)
     2,593   Grainger (W.W.), Inc.  ..........................................  $   251,035
     9,775   Silicon Graphics, Inc.*  ........................................      147,236
                                                                              --------------
                                                                                    398,271
                                                                              --------------
             Electronics -Defense (0.2%)
    17,694   Raytheon Co. (Class B)  .........................................    1,040,628
                                                                              --------------
             Electronics -Instrumentation (0.9%)
     2,382   EG & G, Inc.  ...................................................       64,165
    54,273   Hewlett-Packard Co.  ............................................    3,636,291
     2,509   Perkin-Elmer Corp.  .............................................      183,627
     2,618   Tektronix, Inc.  ................................................      116,828
                                                                              --------------
                                                                                  4,000,911
                                                                              --------------
             Electronics -Semiconductors (2.2%)
     7,361   Advanced Micro Devices, Inc.*  ..................................      172,523
    85,413   Intel Corp.**  ..................................................    7,655,140
     7,402   LSI Logic Corp.*  ...............................................      175,335
    10,999   Micron Technology, Inc.*  .......................................      365,029
     8,523   National Semiconductor Corp.*  ..................................      203,487
    20,374   Texas Instruments, Inc.  ........................................    1,179,145
                                                                              --------------
                                                                                  9,750,659
                                                                              --------------
             Engineering & Construction (0.0%)
     4,378   Fluor Corp.  ....................................................      206,040
     2,122   Foster Wheeler Corp.  ...........................................       56,763
     2,902   McDermott International, Inc.  ..................................      114,266
                                                                              --------------
                                                                                    377,069
                                                                              --------------
             Entertainment (0.9%)
     3,836   King World Productions Inc.*  ...................................      102,373
    35,226   Walt Disney Co.  ................................................    3,943,110
                                                                              --------------
                                                                                  4,045,483
                                                                              --------------
             Facilities & Environmental Services (0.0%)
     3,043   Safety-Kleen Corp.  .............................................       81,590
                                                                              --------------
             Finance -Consumer (0.6%)
     2,773   Beneficial Corp.  ...............................................      327,214
     5,635   Countrywide Credit Industries, Inc.  ............................      250,405
     7,090   Green Tree Financial Corp.  .....................................      162,627
     5,575   Household International, Inc.  ..................................      724,053
    26,149   MBNA Corp.  .....................................................      936,461
     4,967   Providian Financial Corp.  ......................................      281,877
                                                                              --------------
                                                                                  2,682,637
                                                                              --------------
             Finance -Diversified (2.8%)
    24,265   American Express Co.  ...........................................    2,185,367
    12,718   American General Corp.  .........................................      739,234

                      SEE NOTES TO FINANCIAL STATEMENTS

                               32

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
   55,357    Fannie Mae  .....................................................  $ 3,532,469
   36,260    Freddie Mac  ....................................................    1,713,285
    6,155    Hartford Financial Services Group Inc.  .........................      604,729
    5,320    Lehman Brothers Holdings, Inc. ..................................      335,492
    5,957    MGIC Investment Corp.  ..........................................      438,956
   30,930    Morgan Stanley, Dean Witter, Discover & Co. (Note 4)  ...........    2,155,434
   10,178    SunAmerica, Inc.  ...............................................      461,191
                                                                              --------------
                                                                                 12,166,157
                                                                              --------------
             Foods (2.0%)
    7,495    Bestfoods  ......................................................      789,786
   23,888    Campbell Soup Co.  ..............................................    1,386,997
   24,664    ConAgra, Inc.  ..................................................      739,920
    8,262    General Mills, Inc.  ............................................      594,348
   19,171    Heinz (H.J.) Co.  ...............................................    1,079,567
    7,453    Hershey Foods Corp.  ............................................      497,022
   21,454    Kellogg Co.  ....................................................      914,477
    7,230    Quaker Oats Company (The)  ......................................      389,516
    5,560    Ralston-Ralston Purina Group  ...................................      563,992
   25,057    Sara Lee Corp.  .................................................    1,415,720
    6,063    Wrigley (WM.) Jr. Co. (Class A)  ................................      463,062
                                                                              --------------
                                                                                  8,834,407
                                                                              --------------
             Footwear (0.2%)
   15,164    Nike, Inc. (Class B)  ...........................................      665,320
    2,934    Reebok International Ltd. (United Kingdom)  .....................       91,504
                                                                              --------------
                                                                                    756,824
                                                                              --------------
             Gaming, Lottery, & Pari-mutuel Companies (0.0%)
    5,266    Harrah's Entertainment, Inc.*  ..................................      110,915
    9,335    Mirage Resorts, Inc.*  ..........................................      213,538
                                                                              --------------
                                                                                    324,453
                                                                              --------------
             Gold & Precious Metals Mining (0.2%)
   19,447    Barrick Gold Corp. (Canada)  ....................................      375,570
   11,986    Battle Mountain Gold Co.  .......................................       71,916
    7,655    Homestake Mining Co.  ...........................................       76,550
    8,156    Newmont Mining Corp.  ...........................................      236,014
   12,497    Placer Dome Inc. (Canada)  ......................................      160,899
                                                                              --------------
                                                                                    920,949
                                                                              --------------
             Hardware & Tools (0.1%)
    4,930    Black & Decker Corp.  ...........................................      248,349
    3,189    Snap-On, Inc.  ..................................................      135,532
    4,647    Stanley Works  ..................................................      222,185
                                                                              --------------
                                                                                    606,066
                                                                              --------------
             Healthcare -Diversified (4.4%)
   39,933    Abbott Laboratories  ............................................  $ 2,987,488
    3,387    Allergan, Inc.  .................................................      118,545
   33,918    American Home Products Corp. ....................................    3,179,813
   51,910    Bristol-Myers Squibb Co.  .......................................    5,200,733
   70,214    Johnson & Johnson  ..............................................    5,301,157
    3,823    Mallinckrodt Group, Inc.  .......................................      148,380
   14,218    Warner-Lambert Co.  .............................................    2,079,383
                                                                              --------------
                                                                                 19,015,499
                                                                              --------------
             Healthcare -Drugs (5.0%)
   57,917    Lilly (Eli) & Co.  ..............................................    3,811,663
   62,560    Merck & Co., Inc.**  ............................................    7,980,310
   67,521    Pfizer, Inc.  ...................................................    5,975,609
   26,484    Pharmacia & Upjohn, Inc.  .......................................    1,047,773
   38,222    Schering-Plough Corp.  ..........................................    2,907,261
                                                                              --------------
                                                                                 21,722,616
                                                                              --------------
             Healthcare -HMOs (0.2%)
    8,543    Humana, Inc.*  ..................................................      217,313
    9,833    United Healthcare Corp.  ........................................      596,740
                                                                              --------------
                                                                                    814,053
                                                                              --------------
             Healthcare -Long Term (0.2%)
   20,551    Healthsouth Corp.*  .............................................      554,877
    3,320    Manor Care, Inc.  ...............................................      124,708
                                                                              --------------
                                                                                    679,585
                                                                              --------------
             Healthcare -Specialized Services (0.0%)
    4,439    ALZA Corp. (Class A)*  ..........................................      165,908
                                                                              --------------
             Heavy Duty Trucks & Parts (0.1%)
    1,994    Cummins Engine Co., Inc.  .......................................      115,403
    3,932    Navistar International Corp.*  ..................................      119,435
    4,060    PACCAR, Inc.  ...................................................      256,288
                                                                              --------------
                                                                                    491,126
                                                                              --------------
             Home Building (0.0%)
    1,522    Centex Corp.  ...................................................      111,201
    1,875    Fleetwood Enterprises, Inc.  ....................................       87,891
    2,029    Kaufman & Broad Home Corp.  .....................................       52,500
    1,106    Pulte Corp.  ....................................................       50,323
                                                                              --------------
                                                                                    301,915
                                                                              --------------
             Hospital Management (0.3%)
   33,809    Columbia/HCA Healthcare Corp. ...................................      917,069
   15,937    Tenet Healthcare Corp.*  ........................................      594,649
                                                                              --------------
                                                                                  1,511,718

                      SEE NOTES TO FINANCIAL STATEMENTS

                               33

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
             Household Furnishings & Appliances (0.1%)
    4,958    Maytag Corp.  ..................................................  $    223,110
    3,893    Whirlpool Corp.  ................................................      260,101
                                                                              --------------
                                                                                    483,211
                                                                              --------------
             Household Products -Non-durable (2.7%)
    5,392    Clorox Co.  .....................................................      473,148
   15,437    Colgate-Palmolive Co.  ..........................................    1,253,291
   10,903    Fort James Corp.  ...............................................      494,724
   28,671    Kimberly-Clark Corp.  ...........................................    1,596,616
   70,169    Procter & Gamble Co.  ...........................................    5,959,979
   33,404    Unilever N.V. & PLC (Netherlands) ...............................    2,148,295
                                                                              --------------
                                                                                 11,926,053
                                                                              --------------
             Housewares (0.2%)
    8,942    Fortune Brands, Inc.  ...........................................      354,886
    8,302    Newell Co.  .....................................................      380,854
    7,819    Rubbermaid, Inc.  ...............................................      226,751
    3,193    Tupperware Corp.  ...............................................       85,812
                                                                              --------------
                                                                                  1,048,303
                                                                              --------------
             Insurance Brokers (0.4%)
    8,729    AON Corp.  ......................................................      522,103
    8,868    Marsh & McLennan Co., Inc.  .....................................      768,745
    5,111    MBIA Inc.  ......................................................      374,061
                                                                              --------------
                                                                                  1,664,909
                                                                              --------------
             Investment Banking/Brokerage (0.4%)
   17,392    Merrill Lynch & Co., Inc.  ......................................    1,244,615
   13,866    Schwab (Charles) Corp.  .........................................      523,441
                                                                              --------------
                                                                                  1,768,056
                                                                              --------------
             Leisure Time -Products (0.2%)
    5,185    Brunswick Corp.  ................................................      164,624
    6,619    Hasbro, Inc.  ...................................................      240,352
   15,157    Mattel, Inc.  ...................................................      641,331
                                                                              --------------
                                                                                  1,046,307
                                                                              --------------
             Life & Health Insurance (0.6%)
    7,757    Aetna Inc.  .....................................................      677,768
    9,808    Conseco, Inc.  ..................................................      460,363
    3,694    Jefferson-Pilot Corp.  ..........................................      309,834
    7,310    Torchmark Corp.  ................................................      340,372
    3,299    Transamerica Corp.  .............................................      384,127
    7,271    UNUM Corp.  .....................................................      374,002
                                                                              --------------
                                                                                  2,546,466
                                                                              --------------
             Lodging -Hotels (0.2%)
   13,048    Hilton Hotels Corp.  ............................................      388,994
    6,643    Marriot International, Inc.  ....................................      503,207
                                                                              --------------
                                                                                    892,201
                                                                              --------------
             Machinery -Diversified (0.8%)
    3,895    Case Corp.  ....................................................  $    253,418
   19,436    Caterpillar Inc.  ...............................................    1,061,692
    2,080    Cincinnati Milacron, Inc.  ......................................       64,220
    6,319    Cooper Industries, Inc.  ........................................      354,654
   13,154    Deere & Co.  ....................................................      738,268
   11,603    Dover Corp.  ....................................................      448,166
    2,577    Harnischfeger Industries, Inc.  .................................       91,161
    8,654    Ingersoll-Rand Co.  .............................................      412,147
      424    NACCO Industries, Inc. (Class A) ................................       55,147
    3,284    Timken Co.  .....................................................      105,909
                                                                              --------------
                                                                                  3,584,782
                                                                              --------------
             Manufacturing -Diversified (2.2%)
    1,468    Aeroquip-Vickers, Inc.  .........................................       85,236
   29,452    AlliedSignal, Inc.  .............................................    1,253,551
   12,044    Corning, Inc.  ..................................................      489,288
    2,394    Crane Co.  ......................................................      117,306
    4,030    Eaton Corp.  ....................................................      387,132
   13,014    Illinois Tool Works Inc.  .......................................      780,027
    4,371    Johnson Controls, Inc.  .........................................      242,864
   21,337    Minnesota Mining & Manufacturing Co.  ...........................    1,820,313
    2,255    National Service Industries, Inc. ...............................      125,012
    8,883    Tenneco, Inc.  ..................................................      365,313
    8,599    Textron Inc.  ...................................................      644,388
    7,901    Thermo Electron Corp.*  .........................................      323,941
   27,800    Tyco International Ltd.  ........................................    1,410,850
   12,164    United Technologies Corp.  ......................................    1,086,397
    9,594    UST, Inc.  ......................................................      339,987
                                                                              --------------
                                                                                  9,471,605
                                                                              --------------
             Manufacturing -Specialized (0.2%)
    5,375    Avery Dennison Corp.  ...........................................      271,438
    1,315    Briggs & Stratton Corp.  ........................................       58,271
    2,273    Millipore Corp.  ................................................       85,948
    6,641    Pall Corp.  .....................................................      139,046
    5,825    Parker-Hannifin Corp.  ..........................................      271,591
                                                                              --------------
                                                                                    826,294
                                                                              --------------
             Medical Products & Supplies (1.0%)
    2,992    Bard (C.R.), Inc.  ..............................................      104,346
    2,890    Bausch & Lomb, Inc.  ............................................      129,508
   14,621    Baxter International, Inc.  .....................................      827,914
    6,376    Becton, Dickinson & Co.  ........................................      405,673
    5,806    Biomet, Inc.  ...................................................      173,091
   10,135    Boston Scientific Corp.*  .......................................      605,566
    7,732    Guidant Corp.  ..................................................      563,953



                      SEE NOTES TO FINANCIAL STATEMENTS

                               34

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
    24,487   Medtronic, Inc.  ................................................  $ 1,300,872
     4,792   St. Jude Medical, Inc.*  ........................................      174,908
     3,953   United States Surgical Corp.  ...................................      121,061
                                                                              --------------
                                                                                  4,406,892
                                                                              --------------
             Metals & Mining (0.1%)
     2,106   ASARCO, Inc.  ...................................................       46,595
     4,875   Cyprus Amax Minerals Co.  .......................................       79,828
    10,098   Freeport-McMoran Copper & Gold, Inc. (Class B)  .................      152,101
     8,711   Inco Ltd. (Canada)  .............................................      154,076
     3,067   Phelps Dodge Corp.  .............................................      194,755
                                                                              --------------
                                                                                    627,355
                                                                              --------------
             Multi-line Insurance (2.2%)
    36,625   American International Group, Inc.  .............................    4,401,867
     3,862   CIGNA Corp.  ....................................................      737,642
     5,322   Lincoln National Corp.  .........................................      445,718
     6,001   Loews Corp.  ....................................................      601,975
    59,868   Travelers Group, Inc.  ..........................................    3,337,641
                                                                              --------------
                                                                                  9,524,843
                                                                              --------------
             Office Equipment & Supplies (0.2%)
     4,629   Moore Corp. Ltd. (Canada)  ......................................       72,617
    15,070   Pitney Bowes, Inc.  .............................................      706,406
     9,134   Unisys Corp.*  ..................................................      163,270
                                                                              --------------
                                                                                    942,293
                                                                              --------------
             Oil & Gas -Exploration & Production (0.2%)
     8,156   Burlington Northern Santa Fe Corp.  .............................      812,542
                                                                              --------------
             Oil & Gas -Refining & Marketing (0.0%)
     3,899   Ashland, Inc.  ..................................................      217,126
                                                                              --------------
             Oil & Gas Drilling (0.8%)
     8,805   Baker Hughes, Inc.  .............................................      360,455
     9,137   Dresser Industries, Inc.  .......................................      408,310
    13,678   Halliburton Co.  ................................................      636,027
     2,604   Helmerich & Payne, Inc.  ........................................       75,353
     4,516   Rowan Companies, Inc.*  .........................................      127,295
    25,828   Schlumberger Ltd.  ..............................................    1,946,786
     2,819   Western Atlas, Inc.*  ...........................................      214,068
                                                                              --------------
                                                                                  3,768,294
                                                                              --------------
             Oil -Exploration & Production (0.2%)
     3,116   Anardarko Petroleum Corp.*  .....................................      200,982
     4,737   Apache Corp.*  ..................................................      161,058
     9,204   Burlington Resources, Inc.  ....................................  $    411,879
     5,502   Oryx Energy Co.*  ...............................................      139,957
                                                                              --------------
                                                                                    913,876
                                                                              --------------
             Oil -Integrated -Domestic (1.0%)
     4,787   Amerada Hess Corp.  .............................................      283,929
    16,737   Atlantic Richfield Co.  .........................................    1,301,302
     2,487   Kerr-McGee Corp.  ...............................................      168,183
    17,687   Occidental Petroleum Corp.  .....................................      452,124
     2,466   Pennzoil Co.  ...................................................      165,068
    13,741   Phillips Petroleum Co.  .........................................      673,309
     3,774   Sun Co., Inc.  ..................................................      150,724
    13,241   Union Pacific Resources Group, Inc.  ............................      296,267
    12,880   Unocal Corp.  ...................................................      485,415
    15,032   USX-Marathon Group  .............................................      519,544
                                                                              --------------
                                                                                  4,495,865
                                                                              --------------
             Oil -Integrated -International (5.4%)
    25,423   Amoco Corp.  ....................................................    2,160,955
    34,288   Chevron Corp.  ..................................................    2,781,614
   128,744   Exxon Corp.**  ..................................................    8,223,523
    40,988   Mobil Corp.  ....................................................    2,969,068
   111,878   Royal Dutch Petroleum Co. (ADR)(Netherlands)**  .................    6,076,374
    28,613   Texaco, Inc.  ...................................................    1,596,963
                                                                              --------------
                                                                                 23,808,497
                                                                              --------------
             Paper & Forest Products (0.6%)
     2,907   Boise Cascade Corp.  ............................................       96,839
     5,007   Champion International Corp.  ...................................      255,670
     4,835   Georgia-Pacific Corp.  ..........................................      283,754
    15,777   International Paper Co.  ........................................      735,603
     5,704   Louisiana-Pacific Corp.  ........................................      125,132
     5,459   Mead Corp.  .....................................................      186,630
     1,507   Potlatch Corp.  .................................................       65,272
     5,322   Westvaco Corp.  .................................................      172,965
    10,406   Weyerhaeuser Co.  ...............................................      519,650
     5,797   Willamette Industries, Inc.  ....................................      214,127
                                                                              --------------
                                                                                  2,655,642
                                                                              --------------
             Personal Care (0.8%)
     2,929   Alberto-Culver Co. (Class B)  ...................................       89,151
     6,903   Avon Products, Inc.  ............................................      486,230
    29,241   Gillette Co.  ...................................................    3,154,373
                                                                              --------------
                                                                                  3,729,754
                                                                              --------------
             Photography/Imaging (0.6%)
    16,992   Eastman Kodak Co.  ..............................................    1,115,100
     6,931   Ikon Office Solutions, Inc.  ....................................      226,557

                      SEE NOTES TO FINANCIAL STATEMENTS

                               35


DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
     2,370   Polaroid Corp. .................................................. $   108,576
    17,016   Xerox Corp.  ....................................................   1,509,107
                                                                              --------------
                                                                                 2,959,340
                                                                              --------------
             Property -Casualty Insurance (1.1%)
    22,388   Allstate Corp.  .................................................   2,087,681
     8,885   Chubb Corp.  ....................................................     709,134
     4,095   General Re Corp.  ...............................................     872,235
     3,764   Progressive Corp.  ..............................................     436,154
     7,369   SAFECO Corp.  ...................................................     385,951
     4,376   St. Paul Companies, Inc.  .......................................     387,823
     5,882   USF&G Corp.  ....................................................     143,741
                                                                              --------------
                                                                                 5,022,719
                                                                              --------------
             Publishing (0.7%)
     5,009   Dow Jones & Co., Inc.  ..........................................     257,337
     5,161   McGraw-Hill, Inc.  ..............................................     390,301
     2,789   Meredith Corp.  .................................................     119,753
    29,208   Time Warner, Inc.  ..............................................   1,971,540
     4,618   Times Mirror Co. (Class A)  .....................................     284,296
                                                                              --------------
                                                                                 3,023,227
                                                                              --------------
             Publishing -Newspaper (0.4%)
    14,791   Gannett Co., Inc.  ..............................................     954,944
     4,408   Knight-Ridder Newspapers, Inc. ..................................     247,950
     5,004   New York Times Co. (Class A)  ...................................     327,449
     6,407   Tribune Co.  ....................................................     413,652
                                                                              --------------
                                                                                 1,943,995
                                                                              --------------
             Railroads (0.4%)
    11,370   CSX Corp.  ......................................................     636,009
    19,668   Norfolk Southern Corp.  .........................................     677,317
    12,892   Union Pacific Corp.  ............................................     657,492
                                                                              --------------
                                                                                 1,970,818
                                                                              --------------
             Restaurants (0.5%)
     7,979   Darden Restaurants, Inc.  .......................................     107,717
    35,895   McDonald's Corp.  ...............................................   1,965,251
     7,923   TRICON Global Restaurants, Inc.*  ...............................     224,815
     6,877   Wendy's International, Inc.  ....................................     149,145
                                                                              --------------
                                                                                 2,446,928
                                                                              --------------
             Retail -Building Supplies (0.7%)
    38,194   Home Depot, Inc.  ...............................................   2,437,255
     9,113   Lowe's Companies, Inc.  .........................................     532,541
     9,009   Sherwin-Williams Co.  ...........................................     301,238
                                                                              --------------
                                                                                 3,271,034
                                                                              --------------
             Retail -Computers & Electronics (0.1%)
     5,142   Circuit City Stores, Inc.  ......................................     198,610
     5,397   Tandy Corp.  ....................................................     240,167
                                                                              --------------
                                                                                   438,777
                                                                              --------------
             Retail -Department Stores (0.6%)
     5,815   Dillard Department Stores, Inc. (Class A)  ......................  $  207,159
    10,917   Federated Department Stores, Inc.*  .............................     511,734
     3,691   Harcourt General, Inc.  .........................................     199,314
    12,075   May Department Stores Co.  ......................................     733,556
     1,918   Mercantile Stores Co., Inc.  ....................................     126,228
     4,031   Nordstrom, Inc.  ................................................     230,775
    13,049   Penney (J.C.) Co., Inc.  ........................................     922,401
                                                                              --------------
                                                                                 2,931,167
                                                                              --------------
             Retail -Drug Stores (0.5%)
     8,977   CVS Corp.  ......................................................     664,859
     2,040   Longs Drug Stores Corp.  ........................................      64,643
    13,021   Rite Aid Corp.  .................................................     421,555
    25,683   Walgreen Co.  ...................................................     942,245
                                                                              --------------
                                                                                 2,093,302
                                                                              --------------
             Retail -Food Chains (0.5%)
    12,820   Albertson's, Inc.  ..............................................     600,136
    14,214   American Stores Co.  ............................................     358,015
     3,130   Giant Food, Inc. (Class A)  .....................................     113,658
     1,995   Great Atlantic & Pacific Tea Co., Inc.  .........................      60,723
    13,278   Kroger Co.*  ....................................................     560,996
     7,768   Winn-Dixie Stores, Inc.  ........................................     418,987
                                                                              --------------
                                                                                 2,112,515
                                                                              --------------
             Retail -General Merchandise (2.0%)
     5,601   Consolidated Stores Corp.*  .....................................     230,341
    11,089   Costco Companies, Inc.*  ........................................     541,975
    11,359   Dayton-Hudson Corp.  ............................................     878,193
    25,411   Kmart Corp.*  ...................................................     339,872
    20,437   Sears, Roebuck & Co.  ...........................................   1,084,438
   117,651   Wal-Mart Stores, Inc.  ..........................................   5,448,712
                                                                              --------------
                                                                                 8,523,531
                                                                              --------------
             Retail -Specialty (0.2%)
     7,882   AutoZone, Inc.*  ................................................     238,431
     3,302   Pep Boys-Manny, Moe & Jack  .....................................      84,614
    14,888   Toys 'R' Us, Inc.*  .............................................     390,810
     7,039   Woolworth Corp.*  ...............................................     167,176
                                                                              --------------
                                                                                   881,031
                                                                              --------------
             Retail -Specialty Apparel (0.4%)
     5,519   Charming Shoppes, Inc.*  ........................................      24,491
    20,982   Gap, Inc. (The)  ................................................     937,633
    14,172   Limited (The), Inc.  ............................................     410,988
    8,520    TJX Companies, Inc.  ............................................     329,085
                                                                              --------------
                                                                                 1,702,197
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                               36

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
             Savings & Loan Companies (0.3%)
     5,714   Ahmanson (H.F.) & Co.  ..........................................  $   356,768
     2,959   Golden West Financial Corp.  ....................................      264,091
    13,434   Washington Mutual, Inc.  ........................................      900,918
                                                                              --------------
                                                                                  1,521,777
                                                                              --------------
             Semiconductor Equipment (0.2%)
    19,023   Applied Materials, Inc.*  .......................................      700,284
     4,417   KLA-Tencor Corp.*  ..............................................      203,734
                                                                              --------------
                                                                                    904,018
                                                                              --------------
             Specialty Printing (0.1%)
     4,289   Deluxe Corp.  ...................................................      146,094
     7,629   Donnelley (R.R.) & Sons Co.  ....................................      302,299
     6,753   Ecolab, Inc.  ...................................................      194,571
     1,617   Harland (John H.) Co.  ..........................................       24,558
                                                                              --------------
                                                                                    667,522
                                                                              --------------
             Steel & Iron (2.0%)
     9,099   Allegheny Teledyne Inc.  ........................................      246,810
     5,596   Armco, Inc.  ....................................................       29,729
     5,876   Bethlehem Steel Corp.*  .........................................       62,433
     2,549   Inland Steel Industries, Inc.  ..................................       52,573
     4,584   Nucor Corp.  ....................................................      236,076
     4,476   USX-U.S. Steel Group, Inc.  .....................................      157,220
     5,048   Worthington Industries, Inc.  ...................................       86,447
                                                                              --------------
                                                                                    871,288
                                                                              --------------
             Telecommunications -Cellular/Wireless (0.3%)
    26,352   Airtouch Communications, Inc.* ..................................    1,184,193
     6,132   DSC Communications Corp.*  ......................................      120,341
     7,693   General Instrument Corp.  .......................................      128,377
                                                                              --------------
                                                                                  1,432,911
                                                                              --------------
             Telecommunications -Long Distance (2.3%)
    84,801   AT&T Corp.  .....................................................    5,162,261
    36,364   MCI Communications Corp.  .......................................    1,738,654
    22,452   Sprint Corp.  ...................................................    1,481,832
    52,872   WorldCom, Inc.*  ................................................    2,019,050
                                                                              --------------
                                                                                 10,401,797
                                                                              --------------
             Telephones (5.0%)
     9,676   Alltel Corp.  ...................................................      442,072
    57,143   Ameritech Corp.  ................................................    2,382,149
    40,548   Bell Atlantic Corp.  ............................................    3,639,183
    51,771   BellSouth Corp.  ................................................    3,158,031
    18,200   Comcast Corp. (Class A Special) .................................      637,000
     8,564   Frontier Corp.  .................................................      237,116
    49,993   GTE Corp.  ......................................................    2,705,871
    33,479   Lucent Technologies Inc.  .......................................    3,628,287
    47,856   SBC Communications, Inc.  .......................................    3,619,110
    25,224   U.S. West Communications Group  .................................  $ 1,313,225
                                                                              --------------
                                                                                 21,762,044
                                                                              --------------
             Textiles -Apparel (0.1%)
     3,822   Fruit of the Loom, Inc. (Class A)* ..............................      122,782
     3,491   Liz Claiborne, Inc.  ............................................      174,550
     1,899   Russell Corp.  ..................................................       51,510
     6,380   VF Corp.  .......................................................      304,246
                                                                              --------------
                                                                                    653,088
                                                                              --------------
             Textiles -Home Furnishings (0.0%)
             Springs Industries, Inc.
     1,051   (Class A)  ......................................................       58,790
                                                                              --------------
             Tobacco (1.2%)
   126,577   Philip Morris Companies, Inc.  ..................................    5,498,188
                                                                              --------------
             Truckers (0.0%)
     3,995   Ryder System, Inc.  .............................................      146,567
                                                                              --------------
             Utilities -Electric (2.4%)
     7,160   Ameren Corp.  ...................................................      275,213
     9,876   American Electric Power Co., Inc.  ..............................      474,048
     7,704   Baltimore Gas & Electric Co.  ...................................      243,158
     7,887   Carolina Power & Light Co.  .....................................      329,282
    11,074   Central & South West Corp.  .....................................      296,922
     8,226   CINergy Corp.  ..................................................      286,368
    12,262   Consolidated Edison Co. of New York, Inc.  ......................      521,135
     9,760   Dominion Resources, Inc.  .......................................      389,180
     7,572   DTE Energy Co.  .................................................      278,271
    18,774   Duke Power Co.  .................................................    1,043,130
    19,917   Edison International  ...........................................      550,207
    12,734   Entergy Corp.  ..................................................      368,490
    12,016   FirstEnergy Corp.*  .............................................      347,713
     9,498   FPL Group, Inc.  ................................................      551,478
     6,621   GPU, Inc.  ......................................................      266,081
    14,884   Houston Industries, Inc.  .......................................      385,124
     7,534   Niagara Mohawk Power Corp.*  ....................................       96,529
     3,858   Northern States Power Co.  ......................................      211,949
    15,459   PacifiCorp  .....................................................      373,915
    11,610   PECO Energy Co.  ................................................      229,298
    22,877   PG & E Corp.  ...................................................      690,599
     8,624   PP&L Resources, Inc.  ...........................................      192,962
             Public Service Enterprise
    12,103   Group, Inc.  ....................................................      390,322
    36,031   Southern Co.  ...................................................      889,515

                      SEE NOTES TO FINANCIAL STATEMENTS

                               37

DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
   12,867    Texas Utilities Co.  ............................................ $    520,309
   11,286    Unicom Corp.  ...................................................      361,857
                                                                              --------------
                                                                                 10,563,055
                                                                              --------------
             Utilities -Natural Gas (0.6%)
    5,531    Coastal Corp.  ..................................................      351,910
    2,891    Columbia Gas System, Inc.  ......................................      220,619
    4,977    Consolidated Natural Gas Co.  ...................................      286,178
    1,062    Eastern Enterprises  ............................................       47,060
   16,604    Enron Corp.  ....................................................      780,388
    2,531    NICOR, Inc.  ....................................................      104,087
    1,619    ONEOK, Inc.  ....................................................       56,665
    4,347    Pacific Enterprises  ............................................      157,850
    1,831    Peoples Energy Corp.  ...........................................       66,145
    5,739    Sonat, Inc.  ....................................................      247,494
   16,687    Williams Companies, Inc.  .......................................      545,456
                                                                              --------------
                                                                                  2,863,852
                                                                              --------------
             Waste Management (0.2%)
   10,320    Browning-Ferris Industries, Inc. ................................      343,785
   23,757    Waste Management Inc.  ..........................................      593,925
                                                                              --------------
                                                                                    937,710
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $390,140,659)  .................................  428,105,597
                                                                              --------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (0.7%)
             REPURCHASE AGREEMENT
             The Bank of New York 5.4375% due 03/02/98 (dated 02/27/98;
   $2,915    proceeds $2,916,669)(a) (Identified Cost $2,915,348).............   2,915,348
                                                                              -------------
             TOTAL INVESTMENTS  .............................................. 431,020,945




                                         DESCRIPTION,
   NUMBER OF                            DELIVERY YEAR,
   CONTRACTS                              AND MONTH                                   VALUE
------------------------------------------------------------------------------------------------
               FINANCIAL FUTURES (B) (0.0%)
               SHORT POSITION
       23      S&P 500 Index/March 1998 ........................................         $(8,150)
                                                                                ----------------



 TOTAL INVESTMENTS
(Identified Cost $393,056,007)(c).........................................    98.9%   431,020,945
TOTAL FINANCIAL FUTURES                                                        0.0         (8,150)
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES ...........................................................     1.1      4,916,185
                                                                            -------- -------------
NET ASSETS ...............................................................   100.0%  $435,928,980
                                                                            ======== =============



------------
ADR     American Depository Receipt.

*       Non-income producing security.

** Some or all of these securities are segregated in connection with open futures contracts.

(a) Collateralized by $330,862 Federal Home Loan Banks 6.55% due 03/04/02 valued at $343,209, $1,015,000 Federal Home Loan Banks 6.25% due 10/29/01 valued at $1,039,968, $1,000,000 Federal National Mortgage Assoc. 7.15% due 09/15/05 valued at $1,038,943 and $530,069 Federal
        National Mortgage Assoc. 6.65% due 03/08/06 valued at $551,535.

(b) Value represents variation margin on open futures contracts at February 28, 1998. The market value of these futures contracts is $5,901,900 and the unrealized appreciation is $138,268.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $42,956,830 and the aggregate gross unrealized depreciation is $4,991,892, resulting in net unrealized appreciation of $37,964,938.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (unaudited)


 ASSETS:
Investments in securities, at value
 (identified cost $393,056,007)...........................    $431,020,945
Cash......................................................          25,567
Receivable for:
  Shares of beneficial interest sold .....................       5,630,771
  Dividends...............................................         637,467
Deferred organizational expenses .........................          45,271
Prepaid expenses and other assets ........................             980
                                                           --------------
  TOTAL ASSETS ...........................................     437,361,001
                                                           --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased...............         855,292
  Plan of distribution fee ...............................         300,567
  Investment management fee ..............................          57,587
  Variation margin on futures contracts ..................           8,150
Organizational expenses ..................................          49,500
Accrued expenses and other payables ......................         160,925
                                                           --------------
  TOTAL LIABILITIES ......................................       1,432,021
                                                           --------------
  NET ASSETS..............................................    $435,928,980
                                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................................    $397,807,150
Net unrealized appreciation ..............................      38,103,206
Undistributed net investment income.......................         219,833
Net realized loss ........................................        (201,209)
                                                           --------------
  NET ASSETS..............................................    $435,928,980
                                                           ==============
CLASS A SHARES:
Net Assets................................................     $19,088,917
Shares Outstanding (unlimited authorized, $.01 par value)        1,716,869
  NET ASSET VALUE PER SHARE...............................    $      11.12
                                                           ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) .......    $      11.74
                                                           ==============
CLASS B SHARES:
Net Assets................................................    $380,009,145
Shares Outstanding (unlimited authorized, $.01 par value)       34,233,805
  NET ASSET VALUE PER SHARE ..............................    $      11.10
                                                           ==============
CLASS C SHARES:
Net Assets................................................     $24,126,224
Shares Outstanding (unlimited authorized, $.01 par value)        2,173,252
  NET ASSET VALUE PER SHARE ..............................    $      11.10
                                                           ==============
CLASS D SHARES:
Net Assets................................................     $12,704,694
Shares Outstanding (unlimited authorized, $.01 par value)        1,142,033
  NET ASSET VALUE PER SHARE ..............................    $      11.12
                                                           ==============


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS, continued


 STATEMENT OF OPERATIONS
For the period September 26, 1997* through February 28, 1998 (unaudited)



 NET INVESTMENT INCOME:
INCOME
Dividends (net of $3,216 foreign withholding
 tax).............................................   $ 1,967,904
Dividends from affiliate (Note 4).................         7,287
Interest .........................................       398,787
                                                   ------------
  TOTAL INCOME ...................................     2,373,978
                                                   ------------
EXPENSES
Plan of distribution fee (Class A shares)  .......        12,848
Plan of distribution fee (Class B shares)  .......     1,127,620
Plan of distribution fee (Class C shares) ........        75,709
Investment management fee.........................       510,357
Registration fees ................................       136,736
Transfer agent fees and expenses..................       117,693
Custodian fees....................................        38,277
Professional fees ................................        17,577
S&P license fees .................................        12,759
Shareholder reports and notices ..................         6,426
Trustees' fees and expenses.......................         6,145
Organizational expenses ..........................         4,229
                                                   ------------
  TOTAL EXPENSES..................................     2,066,376
Less: amounts waived/reimbursed...................      (212,252)
                                                   ------------
  NET EXPENSES ...................................     1,854,124
                                                   ------------
  NET INVESTMENT INCOME...........................       519,854
                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments ....................................       (67,320)
  Futures contracts...............................      (133,889)
                                                   ------------
  NET LOSS........................................      (201,209)
                                                   ------------
Net unrealized appreciation on:
  Investments ....................................    37,964,938
  Futures contracts...............................       138,268
                                                   ------------
  NET GAIN........................................    38,103,206
                                                   ------------
NET INCREASE......................................   $38,421,851
                                                   ============


------------
* Commencement of operations.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                    FOR THE PERIOD
                                                                 SEPTEMBER 26, 1997*
                                                                       THROUGH
                                                                  FEBRUARY 28, 1998
---------------------------------------------------------------  -------------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..........................................     $    519,854
Net realized loss...............................................         (201,209)
Net unrealized appreciation.....................................       38,103,206
                                                                 -------------------
  NET INCREASE .................................................       38,421,851
                                                                 -------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..................................................          (32,194)
Class B shares..................................................         (218,935)
Class C shares..................................................          (12,314)
Class D shares..................................................          (36,578)
                                                                 -------------------
  TOTAL DIVIDENDS  .............................................         (300,021)
                                                                 -------------------
Net increase from transactions in shares of beneficial interest       397,707,150
                                                                 -------------------
  NET INCREASE .................................................      435,828,980
NET ASSETS:
Beginning of period.............................................          100,000
                                                                 -------------------
  END OF PERIOD
  (Including undistributed net investment income of $219,833) ..     $435,928,980
                                                                 ===================


------------
* Commencement of operations.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES


Dean Witter S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and had no other operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of

DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued


purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $49,500 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for 12b-1 fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued


In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $15,470,964 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,233, $176,043 and $2,465, respectively and received $317,745 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES


The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 1998 aggregated $391,998,552 and $1,790,565, respectively. Included in the aforementioned are purchases of U.S. Government securities of $4,238,575, and purchases of Morgan Stanley, Dean Witter, Discover & Co. common stock of $1,744,549.

DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                  FOR THE PERIOD
                                SEPTEMBER 26, 1997*
                                      THROUGH
                                 FEBRUARY 28, 1998
                           -----------------------------
                               SHARES         AMOUNT
                           ------------- --------------
CLASS A
Sold......................    2,174,952    $ 22,337,813
Reinvestment of
 dividends................        2,992          30,640
Redeemed..................     (463,575)     (4,833,628)
                           ------------- --------------
Net increase -Class A ....    1,714,369      17,534,825
                           ------------- --------------
CLASS B
Sold......................   35,877,610     363,073,563
Reinvestment of
 dividends................       19,650         201,230
Redeemed..................   (1,665,955)    (17,145,091)
                           ------------- --------------
Net increase -Class B ....   34,231,305     346,129,702
                           ------------- --------------
CLASS C
Sold......................    2,361,111      23,865,804
Reinvestment of
 dividends................        1,135          11,618
Redeemed..................     (191,494)     (1,986,049)
                           ------------- --------------
Net increase -Class C ....    2,170,752      21,891,373
                           ------------- --------------
CLASS D
Sold......................    2,170,273      22,597,466
Reinvestment of
 dividends................          189           1,939
Redeemed..................   (1,030,929)    (10,448,155)
                           ------------- --------------
Net increase -Class D ....    1,139,533      12,151,250
                           ------------- --------------
Net increase in Fund .....   39,255,959    $397,707,150
                           ============= ==============


------------

*     Commencement of operations.

6. FINANCIAL HIGHLIGHTS


See the "Financial Highlights" table on page 6 of this prospectus.

Dean Witter
S&P 500 Index Fund
Two World Trade Center
New York, New York 10048

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and
General Counsel
Kenton J. Hinchliffe
Vice President
Thomas F. Caloia
Treasurer

CUSTODIAN T
he Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.

DEAN WITTER
S&P 500 INDEX
FUND

PROSPECTUS--MARCH 30, 1998

STATEMENT OF ADDITIONAL INFORMATION
March 31, 1998


                                                 DEAN WITTER
                                                 S&P 500 INDEX FUND
-----------------------------------------------------------------------------

   Dean Witter S&P 500 Index Fund (the "Fund") is an open-end, diversified management investment company whose investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to meet its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets in equity securities included in the S&P 500 Index in approximately the same weightings as the Index. (See "Investment Practices and Policies.")


   A Prospectus for the Fund dated March 31, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc, at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.


Dean Witter S&P 500 Index Fund
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
-----------------------------------------------------------------------------


 The Fund and its Management..............................  3
Trustees and Officers....................................   7
Investment Practices and Policies........................  13
Investment Restrictions..................................  17
Portfolio Transactions and Brokerage.....................  18
The Distributor..........................................  19
Determination of Net Asset Value ........................  23
Purchase of Fund Shares .................................  24
Shareholder Services.....................................  26
Redemptions and Repurchases..............................  31
Dividends, Distributions and Taxes.......................  32
Performance Information..................................  33
Shares of the Fund.......................................  34
Custodian and Transfer Agent ............................  35
Independent Accountants..................................  35
Reports to Shareholders..................................  35
Legal Counsel............................................  35
Experts .................................................  36
Registration Statement...................................  36
Report of Independent Accountants .......................  37
Statement of Assets and Liabilities as at July 28, 1997    38

THE FUND AND ITS MANAGEMENT
-----------------------------------------------------------------------------

THE FUND

   The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on June 18, 1997.

THE INVESTMENT MANAGER


   Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and to Dean Witter InterCapital Inc. thereafter). The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Trustees. Information as to these Trustees and officers is contained under the caption "Trustees and Officers."


   InterCapital is also the investment manager (or investment adviser) of the following investment companies:

OPEN-END FUNDS


 1 Active Assets California Tax-Free Trust
 2 Active Assets Government Securities Trust
 3 Active Assets Money Trust
 4 Active Assets Tax-Free Trust
 5 Dean Witter American Value Fund
 6 Dean Witter Balanced Growth Fund
 7 Dean Witter Balanced Income Fund
 8 Dean Witter California Tax-Free Daily
    Income Trust
 9 Dean Witter California Tax-Free Income Fund
10 Dean Witter Capital Appreciation Fund
11 Dean Witter Capital Growth Securities
12 Dean Witter Convertible Securities Trust
13 Dean Witter Developing Growth Securities
    Trust
14 Dean Witter Diversified Income Trust
15 Dean Witter Dividend Growth Securities Inc.
16 Dean Witter European Growth Fund Inc.
17 Dean Witter Federal Securities Trust
18 Dean Witter Financial Services Trust
19 Dean Witter Fund of Funds
20 Dean Witter Global Asset Allocation Fund
21 Dean Witter Global Dividend Growth
    Securities
22 Dean Witter Global Short-Term Income
    Fund Inc.
23 Dean Witter Global Utilities Fund
24 Dean Witter Hawaii Municipal Trust
25 Dean Witter Health Sciences Trust
26 Dean Witter High Yield Securities Inc.
27 Dean Witter Income Builder Fund
28 Dean Witter Information Fund
29 Dean Witter Intermediate Income Securities
30 Dean Witter Intermediate Term U.S.
    Treasury Trust
31 Dean Witter International SmallCap Fund
32 Dean Witter Japan Fund
33 Dean Witter Limited Term Municipal Trust
34 Dean Witter Liquid Asset Fund Inc.
35 Dean Witter Market Leader Trust
36 Dean Witter Mid-Cap Growth Fund
37 Dean Witter Multi-State Municipal Series
    Trust
38 Dean Witter Natural Resource Development
    Securities Inc.
39 Dean Witter New York Municipal Money
    Market Trust
40 Dean Witter New York Tax-Free Income Fund
41 Dean Witter Pacific Growth Fund Inc.
42 Dean Witter Precious Metals and Minerals
    Trust
43 Dean Witter Retirement Series
44 Dean Witter Select Dimensions Investment
    Series
45 Dean Witter Select Municipal Reinvestment
    Fund
46 Dean Witter Short-Term Bond Fund
47 Dean Witter Short-Term U.S. Treasury Trust
48 Dean Witter Special Value Fund
49 Dean Witter Strategist Fund

50 Dean Witter Tax-Exempt Securities Trust
51 Dean Witter Tax-Free Daily Income Trust
52 Dean Witter U.S. Government Money
    Market Trust
53 Dean Witter U.S. Government Securities
    Trust
54 Dean Witter Utilities Fund
55 Dean Witter Value-Added Market Series
56 Dean Witter Variable Investment Series
57 Dean Witter World Wide Income Trust
58 Dean Witter World Wide Investment Trust
59 Morgan Stanley Dean Witter Competitive  Edge Fund
60 Morgan Stanley Dean Witter Growth Fund
61 Morgan Stanley Dean Witter Mid-Cap
    Dividend Growth Securities


CLOSED-END FUNDS

 1 High Income Advantage Trust
 2 High Income Advantage Trust II
 3 High Income Advantage Trust III
 4 InterCapital Income Securities Inc.
 5 Dean Witter Government Income Trust
 6 InterCapital Insured Municipal Bond Trust
 7 InterCapital Insured Municipal Trust
 8 InterCapital Insured Municipal Income Trust
 9 InterCapital California Insured Municipal
    Income Trust
10 InterCapital Insured Municipal Securities
11 InterCapital Insured California Municipal
    Securities
12 InterCapital Quality Municipal Investment
    Trust
13 InterCapital Quality Municipal Income Trust
14 InterCapital Quality Municipal Securities
15 InterCapital California Quality Municipal
    Securities
16 InterCapital New York Quality Municipal
    Securities
17 Municipal Income Trust
18 Municipal Income Trust II
19 Municipal Income Trust III
20 Municipal Income Opportunities Trust
21 Municipal Income Opportunities Trust II
22 Municipal Income Opportunities Trust III
23 Prime Income Trust
24 Municipal Premium Income Trust

   The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.

   In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment adviser (the "TCW/DW Funds"):

OPEN-END FUNDS


 1 TCW/DW Emerging Markets Opportunities Trust
 2 TCW/DW Global Telecom Trust
 3 TCW/DW Income and Growth Fund
 4 TCW/DW Latin American Growth Fund
 5 TCW/DW Mid-Cap Equity Trust
 6 TCW/DW North American Government
   Income Trust
 7 TCW/DW Small Cap Growth Fund
 8 TCW/DW Total Return Trust

CLOSED-END FUNDS
 1 TCW/DW Term Trust 2000
 2 TCW/DW Term Trust 2002
 3 TCW/DW Term Trust 2003

   InterCapital also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and (iii) investment adviser of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in DWR's International Active Assets Account program and are neither citizens nor residents of the United States.

   Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

   Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained DWSC to perform its administrative services under the Agreement.


   Expenses not expressly assumed by the Investment Manager under the Agreement or by Dean Witter Distributors Inc., the Distributor of the Fund's shares ("Distributors" or "the Distributor") will be paid by the Fund. These expenses will be allocated among the four classes of shares of the Fund (each, a "Class") pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"); charges and expenses of any registrar; custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

   As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Investment Manager has agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund. During the period September 26, 1997 (commencement of operations) through February 28, 1998, the Fund accrued total compensation to the Investment Manager under the Management Agreement in the amount of $510,357, $212,252 of which was waived by the Investment Manager pursuant to the undertaking described above.

   The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.


   The Investment Manager paid the organizational expenses of the Fund incurred prior to the offering of the Fund's shares. The Fund has agreed to bear and reimburse the Investment Manager for such expenses, which totalled approximately $49,500. The organizational expenses of the Fund are being deferred by the Fund and are being amortized on the straight line method over a period not to exceed five years from the date of commencement of the Fund's operations.


   The Agreement was initially approved by the Trustees on July 23, 1997 and by InterCapital, as the then sole shareholder, on July 28, 1997. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the Fund, by the holders of a majority of the outstanding shares of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Act"), or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).

   Under its terms, the Agreement has an initial term ending April 30, 1999 and will continue from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, as defined in the Act, or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


   The following persons owned 5% or more of the outstanding shares of Class A on February 27, 1998: Dean Witter Trust FSB Trustee, Ashcraft & Gerel Target Benefit Plan, P.O. Box 957, Jersey City, NJ 07303--11.619%; RPM007 Stark Co Women's Clinic, Retirement Savings Plan, Main Holding FD #6, Attn:
B. Kindig, 5000 Higbee Avenue NW, Canton, OH 44718--11.361%; RPM007 Tri Co Orthopedic Surgeons Retirement Savings Plan, Mutual Fund-Portfolio #6, 1413 Harbor Drive NW, Canton, OH 44708--10.132%; and Dave Sorenson & Marsha Sorensen JTTEN, 2625 W. Lake Van Ness Circle, Fresno, CA 93711--5.768%.

   The following persons owned 5% or more of the outstanding shares of Class D on February 27, 1998: Dean Witter Trust FSB Trustee, Pizzagalli
Construction, P.O. Box 957, Jersey City, NJ 07303--81.330% and Hare & Co., c/o The Bank of New York, P.O. Box 11203, New York, NY 10286--8.692%.

   The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use or, at any time, permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.

TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------


   The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital, and with the 86 Dean Witter Funds and the 11 TCW/DW Funds are shown below:



  NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  --------------------------------------------------------
Michael Bozic (57)..........................  Chairman and Chief Executive Officer of Levitz Furniture
Trustee                                       (since November, 1995); Director or Trustee of the Dean
c/o Levitz Furniture Corporation              Witter Funds; formerly President and Chief Executive
7887 N. Federal Highway                       Officer of Hills Department Stores (May, 1991-July,
Boca Raton, Florida                           1995); formerly variously Chairman, Chief Executive
                                              Officer, President and Chief Operating Officer
                                              (1987-1991) of the Sears Merchandise Group of Sears,
                                              Roebuck and Co.; Director of Eaglemark Financial
                                              Services, Inc., The United Negro College Fund and
                                              Weirton Steel Corporation.

Charles A. Fiumefreddo* (64)................. Chairman, Chief Executive Officer and Director of
Chairman, President,                          InterCapital, Distributors and DWSC; Executive Vice
Chief Executive Officer and Trustee           President and Director of DWR; Chairman, Director or
Two World Trade Center                        Trustee, President and Chief Executive Officer of the
New York, New York                            Dean Witter Funds; Chairman, Chief Executive Officer and
                                              Trustee of the TCW/DW Funds; Chairman and Director of
                                              Morgan Stanley Dean Witter Trust FSB ("MSDW Trust");
                                              Director and/or officer of various MSDW subsidiaries.
Edwin J. Garn (65)..........................  Director or Trustee of the Dean Witter Funds; formerly
Trustee                                       United States Senator (R-Utah)(1974-1992) and Chairman,
c/o Huntsman Corporation                      Senate Banking Committee (1980-1986); formerly Mayor of
500 Huntsman Way                              Salt Lake City, Utah (1972-1974); formerly Astronaut,
Salt Lake City, Utah                          Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation; Director of Franklin
                                              Covey (time management systems); John Alden Financial
                                              Corp. (health insurance); United Space Alliance (joint
                                              venture between Lockheed Martin and Boeing Company) and
                                              Nuskin Asia Pacific (multilevel marketing); member of
                                              the board of various civic and charitable organizations.
John R. Haire (73)..........................  Chairman of the Audit Committee and Chairman of the
Trustee                                       Committee of the Independent Directors or Trustees and
Two World Trade Center                        Director or Trustee of the Dean Witter Funds; Chairman
New York, New York                            of the Audit Committee and Chairman of the Committee of
                                              the Independent Trustees and Trustee of the TCW/DW
                                              Funds; formerly President, Council for Aid to Education
                                              (1978-1989) and Chairman and Chief Executive Officer of
                                              Anchor Corporation, an Investment Adviser (1964-1978).

                                7

  NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  --------------------------------------------------------
Wayne E. Hedien (64) .......................  Retired; Director or Trustee of the Dean Witter Funds;
Trustee                                       Director of The PMI Group, Inc. (private mortgage
c/o Gordon Altman Butowsky                    insurance); Trustee and Vice Chairman of The Field
 Weitzen Shalov & Wein                        Museum of Natural History; formerly associated with the
Counsel to the Independent Trustees           Allstate Companies (1966-1994), most recently as
114 West 47th Street                          Chairman of The Allstate Corporation (March,
New York, New York                            1993-December, 1994) and Chairman and Chief Executive
                                              Officer of its wholly-owned subsidiary, Allstate
                                              Insurance Company (July, 1989-December, 1994); director
                                              of various other business and charitable organizations.

Dr. Manuel H. Johnson (49)..................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                       consulting firm; Co-Chairman and a founder of the Group
c/o Johnson Smick International, Inc.         of Seven Council (G7C), an international economic
1133 Connecticut Avenue, N.W.                 commission; Director or Trustee of the Dean Witter
Washington, DC                                Funds; Trustee of the TCW/DW Funds; Director of NASDAQ
                                              (since June, 1995); Director of Greenwich Capital
                                              Markets, Inc. (broker-dealer); Chairman and Trustee of
                                              the Financial Accounting Foundation (oversight
                                              organization for the FASB); formerly Vice Chairman of
                                              the Board of Governors of the Federal Reserve System
                                              (1986-1990) and Assistant Secretary of the U.S. Treasury
                                              (1982-1986).
Michael E. Nugent (61)......................  General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Director or Trustee of the Dean
c/o Triumph Capital, L.P.                     Witter Funds; Trustee of the TCW/DW Funds; formerly Vice
237 Park Avenue                               President, Bankers Trust Company and BT Capital
New York, New York                            Corporation (1984-1988); Director of various business
                                              organizations.

Philip J. Purcell* (54).....................  Chairman of the Board of Directors and Chief Executive
Trustee                                       Officer of MSDW, DWR and Novus Credit Services Inc.;
1585 Broadway                                 Director of InterCapital, DWSC and Distributors;
New York, New York                            Director or Trustee of the Dean Witter Funds; Director
                                              and/or officer of various MSDW subsidiaries.

John L. Schroeder (67)......................  Retired; Director or Trustee of the Dean Witter Funds;
Trustee                                       Trustee of the TCW/DW Funds; Director of Citizens
c/o Gordon Altman Butowsky                    Utilities Company; formerly Executive Vice President and
 Weitzen Shalov & Wein                        Chief Investment Officer of the Home Insurance Company
Counsel to the Independent Trustees           (August, 1991-Septem ber, 1995).
114 West 47th Street
New York, New York

                                8

  NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  --------------------------------------------------------
Barry Fink (43).............................. Senior Vice President (since March, 1997) and Secretary
Vice President,                               and General Counsel (since February, 1997) of
Secretary and General Counsel                 InterCapital and DWSC; Senior Vice President (since
Two World Trade Center                        March, 1997) and Assistant Secretary and Assistant
New York, New York                            General Counsel (since February, 1997) of Distributors;
                                              Assistant Secretary of DWR (since August, 1996); Vice
                                              President, Secretary and General Counsel of the Dean
                                              Witter Funds and the TCW/DW Funds (since February,
                                              1997); previously First Vice President (June,
                                              1993-February, 1997); Vice President (until June, 1993)
                                              and Assistant Secretary and Assistant General Counsel of
                                              InterCapital and DWSC and Assistant Secretary of the
                                              Dean Witter Funds and the TCW/DW Funds.

Kenton J. Hinchliffe (53).................... Senior Vice President of InterCapital; Vice President of
Vice President                                various Dean Witter Funds.
Two World Trade Center
New York, New York
Thomas F. Caloia (52) ........................ First Vice President and Assistant Treasurer of
Treasurer                                     InterCapital and DWSC; Treasurer of the Dean Witter
Two World Trade Center                        Funds and the TCW/DW Funds.
New York, New York



------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.

   In addition, Mitchell M. Merin, President and Chief Strategic Officer of InterCapital and DWSC, Executive Vice President of Distributors and MSDW Trust and Director of MSDW Trust, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and MSDW Trust and Director of MSDW Trust, and Paul D. Vance, Peter Hermann, Mark Bavoso and Ira Ross, Senior Vice Presidents of InterCapital, are Vice Presidents of the Fund. In addition, Marilyn K. Cranney, First Vice President and Assistant General Counsel of InterCapital and DWSC, Lou Anne D. McInnis, Ruth Rossi and Carsten Otto, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Frank Bruttomesso and Todd Lebo, staff attorneys with InterCapital, are Assistant Secretaries of the Fund.

THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES

   The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 86 Dean Witter Funds, comprised of 130 portfolios. As of February 28, 1998, the Dean Witter Funds had total net assets of approximately $101 billion and more than six million shareholders.

   Seven Trustees (77% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, MSDW. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the seven independent Trustees are also Independent Trustees of the TCW/DW Funds.

   Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.

   All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the three Committees held a combined total of seventeen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.

   The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

   The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

   Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.

DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT
COMMITTEE

   The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.

   The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.

   The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as

Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.

ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

   The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES

   The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). If a Board meeting and a Committee meeting, or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

   At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of Board and committee meetings as were held by the other Dean Witter Funds during the calendar year ended December 31, 1997, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:

                        FUND COMPENSATION (ESTIMATED)



                               AGGREGATE
    NAME OF INDEPENDENT       COMPENSATION
TRUSTEE                      FROM THE FUND
--------------------------  ---------------
Michael Bozic .............      $1,600
Edwin J. Garn .............       1,600
John R. Haire .............       3,550
Wayne E. Hedien............       1,600
Dr. Manuel H. Johnson  ....       1,600
Michael E. Nugent..........       1,600
John L. Schroeder..........       1,600

   The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Dean Witter Fund commenced on September 1, 1997.

          CASH COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                            FOR SERVICE AS
                                                              CHAIRMAN OF
                                                             COMMITTEES OF    FOR SERVICE AS
                                                              INDEPENDENT      CHAIRMAN OF
                          FOR SERVICE                         DIRECTORS/      COMMITTEES OF      TOTAL CASH
                         AS DIRECTOR OR    FOR SERVICE AS    TRUSTEES AND      INDEPENDENT      COMPENSATION
                          TRUSTEE AND       TRUSTEE AND          AUDIT           TRUSTEES     FOR SERVICES TO
                        COMMITTEE MEMBER  COMMITTEE MEMBER COMMITTEES OF 84     AND AUDIT      84 DEAN WITTER
NAME OF                OF 84 DEAN WITTER    OF 14 TCW/DW      DEAN WITTER    COMMITTEES OF 14   FUNDS AND 14
INDEPENDENT TRUSTEE          FUNDS             FUNDS             FUNDS         TCW/DW FUNDS     TCW/DW FUNDS
---------------------  ----------------- ----------------  ---------------- ----------------  ---------------
Michael Bozic ........      $133,602             --               --                --            $133,602
Edwin J. Garn ........       149,702             --               --                --             149,702
John R. Haire ........       149,702          $73,725          $157,463          $25,350           406,240
Wayne E. Hedien.......        39,010             --               --                --              39,010
Dr. Manuel H. Johnson        145,702           71,125             --                --             216,827
Michael E. Nugent  ...       149,702           73,725             --                --             223,427
John L. Schroeder ....       149,702           73,725             --                --             223,427



   As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

---------------
(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

   The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 57 Dean Witter Funds (not including the
Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 57 Dean Witter Funds as of December 31, 1997.

                RETIREMENT BENEFITS FROM ALL DEAN WITTER FUNDS



                                                                             ESTIMATED
                                                               RETIREMENT      ANNUAL
                               ESTIMATED                        BENEFITS      BENEFITS
                                CREDITED                       ACCRUED AS       UPON
                                 YEARS          ESTIMATED       EXPENSES     RETIREMENT
                             OF SERVICE AT    PERCENTAGE OF      BY ALL       FROM ALL
    NAME OF INDEPENDENT        RETIREMENT       ELIGIBLE        ADOPTING      ADOPTING
TRUSTEE                       (MAXIMUM 10)    COMPENSATION       FUNDS        FUNDS(2)
--------------------------  --------------- ---------------  ------------- ------------
Michael Bozic .............        10             50.0%         $ 20,499      $ 47,025
Edwin J. Garn .............        10             50.0            30,878        47,025
John R. Haire .............        10             50.0           (19,823)(3)   127,897
Wayne E. Hedien............         9             42.5                 0        39,971
Dr. Manuel H. Johnson  ....        10             50.0            12,832        47,025
Michael E. Nugent .........        10             50.0            22,546        47,025
John L. Schroeder..........         8             41.7            39,350        39,504



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.
(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until June 1, 1998.

   As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.

INVESTMENT PRACTICES AND POLICIES
-----------------------------------------------------------------------------


ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX

   As set forth above, the Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the S&P 500 Index.

   The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

   Standard & Poor's does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

REPURCHASE AGREEMENTS

   When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of the collateral are not subject to any limits.

   While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Trustees of the Fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days of any such investment, which together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

   SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange.

   The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500 Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 Index and the net asset value of a Portfolio Deposit.

   SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

   The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.

LENDING OF PORTFOLIO SECURITIES

   Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the

Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 20% of the value of its total assets. A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loan justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Investment Manager pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund.

   When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

   Stock Index Futures Contracts. As discussed in the Prospectus, the Fund may invest in stock index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

   The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

   Stock index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of equity security and the same delivery date. If the sales price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

   Limitations on Futures Contracts. The Fund may not enter into futures contracts if, immediately thereafter, the amount committed to initial margin exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. Except as described above and in the Prospectus, there are no other limitations on the use of futures and options thereon by the Fund.

   Risks of Transactions in Futures Contracts. The Fund may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the portfolio of the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

   If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Investment Manager may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

   If the Fund maintains a short position in a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a sock index futures contract a portfolio of securities substantially replicating the index).

   In addition, if the Fund holds a long position in a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Fund by its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

   Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

   In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Investment Manager.

   There may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities which are the subject of the contract. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of stock price or interest rate trends by the Investment Manager may still not result in a successful hedging transaction.

   There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

PORTFOLIO TURNOVER

   It is anticipated that the Fund's portfolio turnover rate will not exceed 100%. A 100% turnover rate would occur, for example, if 100% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

INVESTMENT RESTRICTIONS
-----------------------------------------------------------------------------

   In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of Shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions:
(i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

   The Fund may not:

     1. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

     2. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell index futures contracts.

     3. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

     4. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

     5. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction
    (6).

     6. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing or selling futures contracts or options; (c) borrowing money in accordance with restrictions described above; (d) purchasing any securities on a when-issued or delayed delivery basis; or (e) lending portfolio securities.

     7. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

     8. Make short sales of securities.

     9. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options is not considered the purchase of a security on margin.

     10. Invest more than 15% of its total assets in "illiquid securities" (securities for which market quotations are not readily available), restricted securities and repurchase agreements which have a maturity of longer than seven days.

     11. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     12. Invest for the purpose of exercising control or management of any other issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
-----------------------------------------------------------------------------


   Subject to the general supervision of the Board of Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Futures transactions are usually effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. During the period September 26, 1997 (commencement of operations) through February 28, 1998, the Fund paid a total of $48,266 in brokerage commissions.


   The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro-rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering.

   The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commis-sions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


   In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities.


   The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the management fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services.

   Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers.


   Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated ("MS & Co.") and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer. During the period September 26, 1997 (commencement of operations) through February 28, 1998, the Fund paid no brokerage commissions to MS & Co. or DWR.


THE DISTRIBUTOR
-----------------------------------------------------------------------------


   As discussed in the Prospectus, shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Board of Trustees of the Fund including a majority of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act ( the "Independent Trustees"), approved, at their meeting held on July 23, 1997, a Distribution

Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement has an initial term ending April 30, 1998, and provides that it will remain in effect from year to year thereafter if approved by the Board.

   The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to account executives. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

PLAN OF DISTRIBUTION


   The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of each of Class B and Class C. The Distributor receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that for the fiscal period ended February 28, 1998 it and/or DWR received (a) approximately $1,233, $176,043 and $2,465 in contingent deferred sales charges from Class A, Class B and Class C, respectively, and (b) approximately $317,745 in front-end sales charges from Class A, none of which was retained by the Distributor.


   The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the aforementioned Rules of the Association.

   The Plan was adopted by a vote of the Trustees of the Fund on July 23, 1997 at a meeting of the Trustees called for the purpose of voting on such Plan. The vote included the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"). In making their decision to adopt the Plan, the Trustees requested from the Distributor and received such information as they deemed necessary to make an informed determination as to whether or not adoption of the Plan was in the best interests of the shareholders of the Fund. After due consideration of the information received, the Trustees, including the Independent 12b-1 Trustees, determined that adoption of the Plan would benefit the shareholders of the Fund. InterCapital, as then sole shareholder of the Fund, approved the Plan on July 28, 1997, whereupon the Plan went into effect.

   Under its terms, the Plan will continue in effect until April 30, 1998 and will remain in effect from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. Under the Plan and as required by Rule 12b-1, the Trustees will receive and review promptly after the end of each fiscal quarter a written report provided by the Distributor of the amounts expended by the Distributor under the Plan and the purpose for which such expenditures were made. The following chart shows the amounts accrued under the Plan by each Class of shares for the period September 26, 1997 (commencement of operations) through February 28, 1998 and the percentage of the net assets of each Class represented by such amounts.



              AMOUNT    PERCENTAGE OF NET
             ACCRUED     ASSETS OF CLASS
           ----------- -----------------
Class A...  $   12,848        0.24%
Class B...   1,127,620        1.00
Class C...      75,709        1.00



------------


   The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.


   With respect to Class A shares, DWR compensates its account executives by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the account executives or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Morgan Stanley Dean Witter Trust FSB ("MSDW Trust") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the Investment Manager compensates DWR's account executives by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

   With respect to Class B shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the account executives of record in all cases. In the case of Class B shares purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, DWR compensates its account executives by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.


   With respect to Class C shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the account executives of record.

   With respect to Class D shares other than shares held by participants in the InterCapital mutual fund asset allocation program, the Investment Manager compensates DWR's account executives by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's account executives by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the account executives of record (not including accounts of participants in the InterCapital mutual fund asset allocation program).

   The gross sales credit is a charge which reflects commissions paid by DWR to its account executives and Fund associated distribution-related expenses, including sales compensation and overhead and other branch office distribution-related expenses including: (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund shares sales. Payments may also be made with respect to distribution expenses incurred in connection with the distribution of shares, including personal services to shareholders with respect to holdings of such shares, of an investment company whose assets are acquired by the Fund in a tax-free reorganization. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross sales credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


   Each Class paid 100% of the amounts accrued under the Plan with respect to the Class for the period September 26, 1997 (commencement of operations) through February 28, 1998 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $16,764,482 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 6.29% ($1,054,568)--advertising and promotional expenses; (ii) 0.84% ($140,874)--printing of prospectuses for distribution to other than current shareholders; and (iii) 92.87% ($15,569,040)--other expenses, including the gross sales credit and the carrying charge, of which 1.64% ($255,121) represents carrying charges, 40.23% ($6,263,393) represents commission credits to DWR branch offices for payments of commissions to account executives and 58.13% ($9,050,526) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and Class C for distribution during the period were for expenses which relate to compensation of sales personnel and associated overhead expenses.

   The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent 12b-1 Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to account executives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

   In the case of Class B shares, at any given time, the expenses in distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The

Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $15,470,964 as of February 28, 1998. Because there is no requirement under the Plan that the Distributor be reimbursed for all expenses for all expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay distribution expenses in excess of payments made under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.


   No interested person of the Fund nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, InterCapital, DWSC and DWR or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

   The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) or not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent 12b-1 Trustees shall be committed to the discretion of the Independent 12b-1 Trustees.

DETERMINATION OF NET ASSET VALUE
-----------------------------------------------------------------------------

   As stated in the Prospectus, short-term securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


   The net asset value per share for each Class of shares of the Fund is determined once daily at 4:00 p.m. New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASE OF FUND SHARES
-----------------------------------------------------------------------------

   As discussed in the Prospectus, the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

   Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.

   Right of Accumulation. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") or shares of other Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.


   The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") fails to confirm the investor's represented holdings.


   Letter of Intent. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.

   A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

   The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.

   If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.

   At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


   Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Dean Witter Fund (see "Shareholder Services--Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Dean Witter front-end sales charge funds, or (ii) shares of other Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor.

   In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Dean Witter front-end sales charge funds, or for shares of other Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.


   The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:

         YEAR SINCE
          PURCHASE             CDSC AS A PERCENTAGE
        PAYMENT MADE            OF AMOUNT REDEEMED
---------------------------  ------------------------
First ......................            5.0%
Second .....................            4.0%
Third ......................            3.0%
Fourth .....................            2.0%
Fifth ......................            2.0%
Sixth ......................            1.0%
Seventh and thereafter  ....            None



   The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement:


        YEAR SINCE
         PURCHASE            CDSC AS A PERCENTAGE
       PAYMENT MADE           OF AMOUNT REDEEMED
-------------------------  ------------------------
First ....................            2.0%
Second ...................            2.0%
Third ....................            1.0%
Fourth and thereafter ....            None


   In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.


LEVEL LOAD ALTERNATIVE--CLASS C SHARES

   Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

   Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
-----------------------------------------------------------------------------

   Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.

   Automatic Investment of Dividends and Distributions. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


   Targeted Dividends (Service Mark) . In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Dean Witter Fund other than Dean Witter S&P 500 Index Fund or in another Class of Dean Witter S&P 500 Index Fund. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Dean Witter Fund before entering the program.


   EasyInvest (Service Mark). Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of the Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.


   Investment of Dividends or Distributions Received in Cash. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

   Systematic Withdrawal Plan. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less then $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable
CDSC) to the shareholder will be the designated monthly or quarterly amount.

   The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR brokerage account, within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

   Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the share holder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").

   Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Account Executive or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time. Shareholders wishing to enroll in the Withdrawal Plan should contact their account executive or the Transfer Agent.

   Direct Investments through Transfer Agent. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Dean Witter S&P 500 Index Fund, and indicating the selected Class, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.

EXCHANGE PRIVILEGE


   As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of shares of the Fund may exchange their shares for shares of the same Class of shares of any other Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for share of any of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and five Dean Witter Funds which are money market funds (the foregoing nine funds are hereinafter referred to as the "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.

   Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

   Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


   As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or Global Short-Term are reacquired. A CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.

   When shares initially purchased in a Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and
(iii) acquired in exchange for shares of FSC Funds, or for shares of other Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

   With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

   The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.

   Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Liquid Asset Fund Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust, Dean Witter New York Municipal Money Market Trust although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum investment for the Exchange Privilege account of each Class is $10,000 for Dean Witter Short-Term U.S. Treasury Trust, although that fund, in its discretion, may accept initial purchases of as low as $5,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class for all other Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.

   The Fund and each of the other Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds, pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

   For further information regarding the Exchange Privilege, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
-----------------------------------------------------------------------------


   Redemption. As stated in the Prospectus, shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares") after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term good order means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or Transfer Agent.


   Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a supplement to the prospectus.

   Repurchase. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.


   Payment for Shares Redeemed or Repurchased. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in
(b) or (c) exist. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.


   Transfers of Shares. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

   Reinstatement Privilege. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent.

   Exercise of the reinstatement privilege will not affect the federal income tax and state income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax and state personal income tax purposes but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
-----------------------------------------------------------------------------

   As discussed in the Prospectus under "Dividends, Distributions and Taxes," the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and shareholders at year-end will be able to claim their share of the tax paid by the Fund as a credit against their individual federal income tax. Shareholders will increase their tax basis of Fund shares owned by an amount equal, under current law, to 65% of the amount of undistributed capital gains.


   Because the Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. In addition, the Fund intends to distribute to its shareholders each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from the net investment income or net short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior calendar year. The amount of dividends paid by the Fund which may qualify for the dividends received deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments which the Fund has held for a minimum period, usually 46 days within a 90-day period beginning 45 days before the ex dividend date of each qualifying dividend. Shareholders must meet a similar holding period requirement with respect to their shares to claim the dividends received deduction with respect to any distribution of qualifying dividends. Any long-term capital gain distributions will also not be eligible for the dividends received deduction. The ability to take the dividends received deduction will also be limited in the case of a Fund shareholder which incurs or continues indebtedness which is directly attributable to its investment in the Fund.

   Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than twelve months. Gains or losses on the sale of securities with a tax holding period of twelve months or less will be short-term capital gains or losses. The Treasury Department intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduced the maximum tax on long-term capital gains from

28% to 20%; however, it also lengthened the required holding period to obtain this lower rate from more than 12 months to more than 18 months. These lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than 5 years and that are acquired after December 31, 2000 is 18%.

   After the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of dividends eligible for the Federal dividends received deduction available to corporations. To avoid being subject to a 31% Federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy. Gains or losses on the Fund's transactions in certain listed options on securities and on futures and options on futures generally are treated as 60% long-term gain or loss and 40% short-term gain or loss. When the Fund engages in options and futures transactions, various tax regulations applicable to the Fund may have the effect of causing the Fund to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the Fund's realized net gains being available for distribution.


   Under current federal tax law, the Fund will receive net investment income in the form of interest by virtue of holding Treasury bills, notes and bonds, and will recognize income attributable to it from holding zero coupon Treasury securities. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund, to the extent it invests in zero coupon Treasury securities, may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash receipts of interest the Fund actually received. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

   Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of capital but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

   Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

PERFORMANCE INFORMATION
-----------------------------------------------------------------------------


   As discussed in the Prospectus, from time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing.

   For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the period September 26, 1997 (commencement of operations) through February 28, 1998 were 5.62%, 6.09%, 10.08% and 11.53% for Class A, Class B, Class C and Class D, respectively.

   In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quotes. For example, the total return of the Fund may be calculated in the manner described above, but without deduction of any applicable sales charge. Based on this calculation, the total returns for each Class for the period September 26, 1997 (commencement of operations) through February 28, 1998 were 11.47%, 11.09%, 11.08% and 11.53% for Class A, Class B, Class C and Class D, respectively.

   The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at February 28, 1998:



                           INVESTMENT AT INCEPTION OF:
             INCEPTION     ---------------------------
CLASS          DATE:     $110,000     $50,000  $100,000
-----          -----     --------     -------  --------
Class A  ..   9/26/97     $10,562   $53,506    $108,126
Class B  ..   9/26/97      11,109    55,545     111,090
Class C  ..   9/26/97      11,108    55,540     111,080
Class D  ..   9/26/97      11,153    55,765     111,530



   The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

SHARES OF THE FUND
-----------------------------------------------------------------------------

   The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

   The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series or classes of shares other than as set forth in the Prospectus.

   The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

   The Fund is authorized to issue an unlimited number of shares of beneficial interest.

   The Fund shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or the Trustees.

CUSTODIAN AND TRANSFER AGENT
-----------------------------------------------------------------------------

   The Bank of New York, 90 Washington Street, New York, NY 10286, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.

   Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager, and Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee from the Fund.


INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

   Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
-----------------------------------------------------------------------------

   The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent account-ants, will be sent to shareholders each year.


   The Fund's fiscal year ends on August 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Trustees.


LEGAL COUNSEL
-----------------------------------------------------------------------------

   Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
-----------------------------------------------------------------------------

   The Statement of Assets and Liabilities of the Fund included in this Statement of Additional Information and incorporated by reference in the Prospectus has been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
-----------------------------------------------------------------------------

   This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

REPORT OF INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

To the Shareholder and Trustees of
Dean Witter S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Dean Witter S&P 500 Index Fund (the "Fund") at July 28, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
July 30, 1997

DEAN WITTER S&P 500 INDEX FUND
Statement of Assets and Liabilities at July 28, 1997
-----------------------------------------------------------------------------

 ASSETS:
 Cash....................................................  $100,000
 Deferred organizational expenses (Note 1)...............    49,500
                                                          ----------
   Total Assets..........................................   149,500
                                                          ----------
LIABILITIES:
 Organizational expenses payable (Note 1)................    49,500
 Commitments (Notes 1 and 2).............................     -0-
                                                          ----------
   Total Liabilities.....................................    49,500
                                                          ----------
   Net Assets............................................  $100,000
                                                          ==========
CLASS A SHARES:
Net Assets...............................................  $ 25,000
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................     2,500
  NET ASSET VALUE PER SHARE..............................  $  10.00
                                                          ==========
  MAXIMUM OFFERING PRICE
   (net asset value plus 5.5% of net asset value) .......  $  10.55
                                                          ==========
CLASS B SHARES:
Net Assets...............................................  $ 25,000
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................     2,500
  NET ASSET VALUE PER SHARE..............................  $  10.00
                                                          ==========
CLASS C SHARES:
Net Assets...............................................  $ 25,000
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................     2,500
  NET ASSET VALUE PER SHARE..............................  $  10.00
                                                          ==========
CLASS D SHARES:
Net Assets...............................................  $ 25,000
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................     2,500
  NET ASSET VALUE PER SHARE..............................  $  10.00
                                                          ==========

   NOTE 1--Dean Witter S&P 500 Index Fund (the "Fund") was organized as a Massachusetts business trust on June 18, 1997. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 2,500 shares of beneficial interest for $25,000 of each class to Dean Witter InterCapital Inc. (the "Investment Manager"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index. Organizational expenses of the Fund incurred prior to the offering of the Fund's shares will be paid by the Investment Manager. It is currently estimated that the Investment Manager will incur and be reimbursed by the Fund for approximately $49,500 in organizational expenses. These expenses will be deferred and amortized by the Fund on the straight-line method over a period not to exceed five years from the date of commencement of the Fund's operations. In the event that at any time during the five year period beginning with the date of the commencement of operations the initial shares acquired by the Investment Manager prior to such date are redeemed, by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organizational expenses as of the date of such redemption. In the event that the Fund liquidates before the deferred organizational expenses are fully amortized, the Investment Manager shall bear such unamortized deferred organizational expenses.

   NOTE 2--The Fund has entered into an investment management agreement with the Investment Manager. Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Manager. The Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power and other utilities.

   As full compensation for the services and facilities furnished to the Fund and expenses of the Fund incurred by the Investment Manager, the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets. The Investment Manager has agreed to assume all expenses (except for brokerage and Plan of Distribution fees) and to waive the compensation provided for in its Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

   Shares of the Fund will be distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, during the initial and continuous offering of the Fund's shares. The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") with respect to the distribution of Class A, Class B and Class C shares of the Fund. The Plan provides that the Distributor will bear the expense of all promotional and distribution related activities on behalf of those shares, including the payment of commissions for sales of such shares and incentive compensation to and expenses of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, with respect to Class B, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and others for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses incurred.

   To compensate the Distributor for the services provided and for the expenses borne by the Distributor and others under the Plan, Class A, Class B and Class C will pay the Distributor compensation accured daily and payable monthly at the annual rate of 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of each of Class B and Class C. In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year.

   Dean Witter Trust FSB (the "Transfer Agent"), an affiliate of the Investment Manager and the Distributor, is the transfer agent of the Fund's shares, dividend disbursing agent for payment of dividends and distributions on Fund shares and agent for shareholders under various investment plans.

   The Investment Manager has undertaken to assume all Fund expenses (except for the Plan fee and brokerage fees) and to waive the compensation provided for in its investment management agreement for services rendered until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first.

                         DEAN WITTER S&P 500 INDEX FUND

                            PART C OTHER INFORMATION


 Item 24.  Financial Statements and Exhibits

      a)   Financial Statements

     (1) Financial statements and schedules, included in Prospectus (Part A):
                                                                        Page in
                                                                     Prospectus

           Financial Highlights for the period September 26, 1997
           (commencement of operations) through February 28, 1998
           (unaudited).................................................    6

           Portfolio of Investments at February 28, 1998 (unaudited)...    30

           Statement of Assets and Liabilities at February 28, 1998
           (unaudited).................................................    39

           Statement of Operations for the year ended February 28, 1998
           (unaudited).................................................    40

           Statement of Changes in Net Assets for the years ended
           February 28, 1998 (unaudited)...............................    41

           Notes to Financial Statements at February 28, 1998
           (unaudited).................................................    42

     (2) Financial statements included in the Statement of Additional Information (Part B):

           Statement of Assets and Liabilities at July 28, 1997........    38

     (3)   Financial statements included in Part C:

           None

     b)    Exhibits

     2.    Form of Amended and Restated By-Laws of the Registrant.

     8. Form of Transfer Agency and Service Agreement between the Registrant and Dean Witter Trust FSB.

    11.    Consent of Independent Accountants.

    16.    Schedules for Computations of Performance Quotations.

    27.    Financial Data Schedules.

  Other.   Power of Attorney.

           All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 25.   Persons Controlled by or Under Common Control with Registrant

           None

Item 26.   Number of Holders of Securities

                (1)                           (2)
                                        Number of Record
           Title of Class         Holders at February 28, 1998
           --------------         ----------------------------
              Class A                          762
              Class B                       30,542
              Class C                        2,398
              Class D                          714

Item 27.   Indemnification

    Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against ,any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.  Business and Other Connections of Investment Adviser

     See "The Fund and its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Dean Witter Funds" used below refers to the following registered investment companies:

 Closed-End Investment Companies
    (1) InterCapital Income Securities Inc.
    (2) High Income Advantage Trust
    (3) High Income Advantage Trust II
    (4) High Income Advantage Trust III
    (5) Municipal Income Trust
    (6) Municipal Income Trust II
    (7) Municipal Income Trust III
    (8) Dean Witter Government Income Trust
    (9) Municipal Premium Income Trust
   (10) Municipal Income Opportunities Trust
   (11) Municipal Income Opportunities Trust II
   (12) Municipal Income Opportunities Trust III
   (13) Prime Income Trust
   (14) InterCapital Insured Municipal Bond Trust
   (15) InterCapital Quality Municipal Income Trust
   (16) InterCapital Quality Municipal Investment Trust
   (17) InterCapital Insured Municipal Income Trust
   (18) InterCapital California Insured Municipal Income Trust
   (19) InterCapital Insured Municipal Trust
   (20) InterCapital Quality Municipal Securities

   (21) InterCapital New York Quality Municipal Securities
   (22) InterCapital California Quality Municipal Securities
   (23) InterCapital Insured California Municipal Securities
   (24) InterCapital Insured Municipal Securities

Open-end Investment Companies
    (1) Active Assets California Tax-Free Trust
    (2) Active Assets Government Securities Trust
    (3) Active Assets Money Trust
    (4) Active Assets Tax-Free Trust
    (5) Dean Witter American Value Fund
    (6) Dean Witter Balanced Growth Fund
    (7) Dean Witter Balanced Income Fund
    (8) Dean Witter California Tax-Free Daily Income Trust
    (9) Dean Witter California Tax-Free Income Fund
   (10) Dean Witter Capital Appreciation Fund
   (11) Dean Witter Capital Growth Securities
   (12) Dean Witter Convertible Securities Trust
   (13) Dean Witter Developing Growth Securities Trust
   (14) Dean Witter Diversified Income Trust
   (15) Dean Witter Dividend Growth Securities Inc.
   (16) Dean Witter European Growth Fund Inc.
   (17) Dean Witter Federal Securities Trust
   (18) Dean Witter Financial Services Trust
   (19) Dean Witter Fund of Funds
   (20) Dean Witter Global Asset Allocation Fund
   (21) Dean Witter Global Dividend Growth Securities
   (22) Dean Witter Global Short-Term Income Fund Inc.
   (23) Dean Witter Global Utilities Fund
   (24) Dean Witter Hawaii Municipal Trust
   (25) Dean Witter Health Sciences Trust
   (26) Dean Witter High Yield Securities Inc.
   (27) Dean Witter Income Builder Fund
   (28) Dean Witter Information Fund
   (29) Dean Witter Intermediate Income Securities
   (30) Dean Witter Intermediate Term U.S. Treasury Trust
   (31) Dean Witter Dean Witter International SmallCap Fund
   (32) Dean Witter Japan Fund
   (33) Dean Witter Limited Term Municipal Trust
   (34) Dean Witter Liquid Asset Fund Inc.
   (35) Dean Witter Market Leader Trust
   (36) Dean Witter Mid-Cap Growth Fund
   (37) Dean Witter Multi-State Municipal Series Trust
   (38) Dean Witter Natural Resource Development Securities Inc.
   (39) Dean Witter New York Municipal Money Market Trust
   (40) Dean Witter New York Tax-Free Income Fund
   (41) Dean Witter Pacific Growth Fund Inc.
   (42) Dean Witter Precious Metals and Minerals Trust
   (43) Dean Witter Retirement Series
   (44) Dean Witter Select Dimensions Investment Series
   (45) Dean Witter Select Municipal Reinvestment Fund

   (46) Dean Witter Short-Term Bond Fund
   (47) Dean Witter Short-Term U.S. Treasury Trust
   (48) Dean Witter Special Value Fund
   (49) Dean Witter Strategist Fund
   (50) Dean Witter S&P 500 Index Fund
   (51) Dean Witter Tax-Exempt Securities Trust
   (52) Dean Witter Tax-Free Daily Income Trust
   (53) Dean Witter U.S. Government Money Market Trust
   (54) Dean Witter U.S. Government Securities Trust
   (55) Dean Witter Utilities Fund
   (56) Dean Witter Value-Added Market Series
   (57) Dean Witter Variable Investment Series
   (58) Dean Witter World Wide Income Trust
   (59) Dean Witter World Wide Investment Trust
   (60) Morgan Stanley Dean Witter Competitive Edge Fund,
             "Best Ideas Portfolio"
   (61) Morgan Stanley Dean Witter Growth Fund
   (62) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities

The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies

    (1) TCW/DW North American Government Income Trust
    (2) TCW/DW Latin American Growth Fund
    (3) TCW/DW Income and Growth Fund
    (4) TCW/DW SmallCap Growth Fund
    (5) TCW/DW Total Return Trust
    (6) TCW/DW Mid-Cap Equity Trust
    (7) TCW/DW Global Telecom Trust
    (8) TCW/DW Emerging Markets Opportunities Trust

Closed-End Investment Companies

    (1) TCW/DW Term Trust 2000
    (2) TCW/DW Term Trust 2002
    (3) TCW/DW Term Trust 2003

                                        OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                     PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                      INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                     NATURE OF CONNECTION
  ------------------                    ---------------------------------------
  Charles A. Fiumefreddo                Executive Vice President and Director
  Chairman, Chief Executive             of Dean Witter Reynolds Inc. ("DWR");
  Officer and Director                  Chairman, Chief Executive Officer and
                                        Director of Dean Witter Distributors
                                        Inc. ("Distributors") and Dean Witter
                                        Services Company Inc. ("DWSC");
                                        Chairman and Director of Morgan
                                        Stanley Dean Witter Trust FSB ("MSDW
                                        Trust"); Chairman, Director or
                                        Trustee, President and Chief Executive
                                        Officer of the Dean Witter Funds and
                                        Chairman, Chief Executive Officer and
                                        Trustee of the TCW/DW Funds; Director
                                        and/or officer of various Morgan
                                        Stanley Dean Witter & Co. ("MSDW")
                                        subsidiaries.

  Philip J. Purcell                     Chairman, Chief Executive Officer and
  Director                              Director of MSDW and DWR; Director of
                                        DWSC and Distributors; Director or
                                        Trustee of the Dean Witter Funds;
                                        Director and/or officer of various
                                        MSDW subsidiaries.

  Richard M. DeMartini                  President and Chief Operating Officer of
  Director                              Dean Witter Capital, a division of DWR;
                                        Director of DWR, DWSC, Distributors and
                                        MSDW Trust; Trustee of the TCW/DW
                                        Funds.

  James F. Higgins                      President and Chief Operating Officer of
  Director                              Dean Witter Financial; Director of DWR,
                                        DWSC, Distributors and MSDW Trust.

  Thomas C. Schneider                   Executive Vice President and Chief
  Executive Vice President              Strategic and Administrative Officer of
  Chief Financial Officer and Director  MSDW; Executive Vice President and
                                        Chief Financial Officer of DWSC and
                                        Distributors; Director of DWR, DWSC,
                                        Distributors and MSDW.

  Christine A. Edwards                  Executive Vice President, Chief Legal
  Director                              Officer and Secretary of MSDW;
                                        Executive Vice President, Secretary and
                                        Chief Legal Officer of Distributors;
                                        Director of DWR, DWSC and Distributors.

  Mitchell M. Merin                     President and Chief Strategic
  President and Chief Strategic         Officer of DWSC; Executive Vice
  Officer                               President of Distributors; Executive
                                        Vice President and Director of MSDW
                                        Trust; Executive Vice President and
                                        Director of DWR; Director of SPS
                                        Transaction Services, Inc. and
                                        various other MSDW subsidiaries.

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  Robert M. Scanlan                  President and Chief Operating  Officer of
  President and Chief Operating      DWSC; Executive Vice President of
  Officer                            Distributors; Executive Vice President
                                     and Director of MSDW Trust; Vice President of the Dean Witter Funds and the TCW/DW
                                     Funds.

  Joseph J. McAlinden                Vice President of the Dean Witter Funds
  Executive Vice President and       and Director of MSDW Trust.
  Chief Investment Officer

  Edward C. Oelsner, III
  Executive Vice President

  John B. Van Heuvelen               President, Chief Operating Officer and
  Executive Vice President           Director of MSDW Trust.

  Barry Fink                         Assistant Secretary of DWR; Senior Vice
  Senior Vice President, Secretary   President, Secretary and General Counsel
  and General Counsel                of DWSC; Senior Vice President,
                                     Assistant Secretary and Assistant
                                     General Counsel of Distributors; Vice
                                     President, Secretary and General Counsel of the Dean Witter Funds and the TCW/DW
                                     Funds.

  Peter M. Avelar
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Mark Bavoso
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Richard Felegy
  Senior Vice President

  Edward F. Gaylor
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Robert S. Giambrone                Senior Vice President of DWSC,
  Senior Vice President              Distributors and MSDW Trust and Director
                                     of MSDW Trust; Vice President of the Dean
                                     Witter Funds and the TCW/DW Funds.

  Kenton J. Hinchliffe
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Kevin Hurley
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  Margaret Iannuzzi
  Senior Vice President

  Jenny Beth Jones
  Senior Vice President              Vice President of Dean Witter Special
                                     Value Fund.

  John B. Kemp, III
  Senior Vice President              President of Distributors.

  Anita H. Kolleeny
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Jonathan R. Page
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Ira N. Ross
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Guy G. Rutherfurd, Jr.             Vice President of Dean Witter Market
  Senior Vice President              Leader Trust.

  Rafael Scolari
  Senior Vice President              Vice President of Prime Income Trust.

  Rochelle G. Siegel
  Senior Vice President              Vice President of various Dean  Witter
                                     Funds.

  Jayne M. Stevlingson
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Paul D. Vance
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Elizabeth A. Vetell
  Senior Vice President

  James F. Willison
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Ronald J. Worobel
  Senior Vice President              Vice President of various Dean Witter
                                     Funds.

  Douglas Brown
  First Vice President

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  Thomas F. Caloia                   First Vice President and Assistant
  First Vice President               Treasurer of DWSC. Treasurer of the
  and Assistant Treasurer            Dean Witter Funds and the TCW/DW Funds.

  Thomas Chronert
  First Vice President

  Rosalie Clough
  First Vice President

  Marilyn K. Cranney                 Assistant Secretary of DWR; First Vice
  First Vice President               President and Assistant Secretary of DWSC;
  and Assistant Secretary            Assistant Secretary of the Dean Witter
                                     Funds and the TCW/DW Funds.

  Michael Interrante                 First Vice President and Controller of
  First Vice President and           DWSC; Assistant Treasurer of Distributors;
  Controller                         First Vice President and Treasurer of MSDW
                                     Trust.

  David Johnson
  First Vice President

  Stanley Kapica
  First Vice President

  Robert Zimmerman
  First Vice President

  Dale Albright
  Vice President

  Joan G. Allman
  Vice President

 Andrew Arbenz
 Vice President

 Joseph Arcieri
 Vice President                      Vice President of various Dean Witter
                                     Funds.

 Nancy Belza
 Vice President

 Maurice Bendrihem
 Vice President and
 Assistant Controller

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  Joseph Cardwell
  Vice President

  Philip Casparius
  Vice President

  B. Catherine Connelly
  Vice President

  Salvatore DeSteno
  Vice President                         Vice President of DWSC.

  Bruce Dunn
  Vice President

  Michael Durbin
  Vice President

  Jeffrey D. Geffen
  Vice President

  Michael Geringer
  Vice President

  Stephen Greenhut
  Vice President

  Peter W. Gurman
  Vice President

  Matthew Haynes                         Vice President of Dean Witter
  Vice President                         Variable Investment Series.

  Peter Hermann
  Vice President                         Vice President of various Dean Witter
                                         Funds.
  Elizabeth Hinchman
  Vice President

  David Hoffman
  Vice President

  Christopher Jones
  Vice President

  Kevin Jung
  Vice President

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  James P. Kastberg
  Vice President

  Michelle Kaufman
  Vice President                       Vice President of various Dean Witter
                                       Funds.

  Paula LaCosta
  Vice President                       Vice President of various Dean Witter
                                       Funds.

  Thomas Lawlor
  Vice President

  Gerard J. Lian
  Vice President                       Vice President of various Dean Witter
                                       Funds.

  Catherine Maniscalco                 Vice President of Dean Witter Natural
  Vice President                       Resource Development Securities Inc.

  Albert McGarity
  Vice President

  LouAnne D. McInnis                   Vice President and Assistant Secretary
  Vice President and                   of DWSC; Assistant Secretary of the
  Assistant Secretary                  Dean Witter Funds and the TCW/DW Funds.

  Sharon K. Milligan
  Vice President

  Julie Morrone
  Vice President

  Mary Beth Mueller
  Vice President

  David Myers                           Vice President of Dean Witter Natural
  Vice President                        Resource Development Securities Inc.

  James Nash
  Vice President

  Richard Norris
  Vice President

  Carsten Otto                          Vice President and Assistant
  Vice President and                    Secretary of DWSC; Assistant
  Assistant Secretary                   Secretary of the Dean Witter Funds
                                        and the TCW/DW Funds.

                                     OTHER SUBSTANTIAL BUSINESS,
  NAME AND POSITION                  PROFESSION, VOCATION OR EMPLOYMENT,
  WITH DEAN WITTER                   INCLUDING NAME, PRINCIPAL ADDRESS AND
  INTERCAPITAL INC.                  NATURE OF CONNECTION
  ------------------                 ------------------------------------------
  Anne Pickrell                       Vice President of Dean Witter Global
  Vice President                      Short-Term Income Fund Inc.

  Michael Roan
  Vice President

  John Roscoe
  Vice President

  Hugh Rose
  Vice President

  Robert Rossetti                     Vice President of Dean Witter Precious
  Vice President                      Metals and Minerals Trust.

  Ruth Rossi                          Vice President and Assistant Secretary
  Vice President and                  of DWSC;  Assistant Secretary of the Dean
  Assistant Secretary                 Witter Funds and the TCW/DW Funds.

  Carl F. Sadler
  Vice President

  Deborah Santaniello
  Vice President

  Peter J. Seeley                     Vice President of Dean Witter World
  Vice President                      Wide Income Trust.

  Naomi Stein
  Vice President

  Kathleen H. Stromberg
  Vice President                      Vice President of various Dean Witter
                                      Funds.

  Marybeth Swisher
  Vice President

  Robert Vanden Assem
  Vice President

  James P.  Wallin
  Vice President

  Alice Weiss
  Vice President                      Vice President of various Dean Witter
                                      Funds.

Item 29.          Principal Underwriters


     (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

     (1)     Dean Witter Liquid Asset Fund Inc.
     (2)     Dean Witter Tax-Free Daily Income Trust
     (3)     Dean Witter California Tax-Free Daily Income Trust
     (4)     Dean Witter Retirement Series
     (5)     Dean Witter Dividend Growth Securities Inc.
     (6)     Dean Witter Global Asset Allocation
     (7)     Dean Witter World Wide Investment Trust
     (8)     Dean Witter Capital Growth Securities
     (9)     Dean Witter Convertible Securities Trust
     (10)    Active Assets Tax-Free Trust
     (11)    Active Assets Money Trust
     (12)    Active Assets California Tax-Free Trust
     (13)    Active Assets Government Securities Trust
     (14)    Dean Witter Short-Term Bond Fund
     (15)    Dean Witter Mid-Cap Growth Fund
     (16)    Dean Witter U.S. Government Securities Trust
     (17)    Dean Witter High Yield Securities Inc.
     (18)    Dean Witter New York Tax-Free Income Fund
     (19)    Dean Witter Tax-Exempt Securities Trust
     (20)    Dean Witter California Tax-Free Income Fund
     (21)    Dean Witter Limited Term Municipal Trust
     (22)    Dean Witter Natural Resource Development Securities Inc.
     (23)    Dean Witter World Wide Income Trust
     (24)    Dean Witter Utilities Fund
     (25)    Dean Witter Strategist Fund
     (26)    Dean Witter New York Municipal Money Market Trust
     (27)    Dean Witter Intermediate Income Securities
     (28)    Prime Income Trust
     (29)    Dean Witter European Growth Fund Inc.
     (30)    Dean Witter Developing Growth Securities Trust
     (31)    Dean Witter Precious Metals and Minerals Trust
     (32)    Dean Witter Pacific Growth Fund Inc.
     (33)    Dean Witter Multi-State Municipal Series Trust
     (34)    Dean Witter Federal Securities Trust
     (35)    Dean Witter Short-Term U.S. Treasury Trust
     (36)    Dean Witter Diversified Income Trust
     (37)    Dean Witter Health Sciences Trust
     (38)    Dean Witter Global Dividend Growth Securities
     (39)    Dean Witter American Value Fund
     (40)    Dean Witter U.S. Government Money Market Trust
     (41)    Dean Witter Global Short-Term Income Fund Inc.
     (42)    Dean Witter Value-Added Market Series
     (43)    Dean Witter Global Utilities Fund
     (44)    Dean Witter International SmallCap Fund

     (45)    Dean Witter Balanced Growth Fund
     (46)    Dean Witter Balanced Income Fund
     (47)    Dean Witter Hawaii Municipal Trust
     (48)    Dean Witter Variable Investment Series
     (49)    Dean Witter Capital Appreciation Fund
     (50)    Dean Witter Intermediate Term U.S. Treasury Trust
     (51)    Dean Witter Information Fund
     (52)    Dean Witter Japan Fund
     (53)    Dean Witter Income Builder Fund
     (54)    Dean Witter Special Value Fund
     (55)    Dean Witter Financial Services Trust
     (56)    Dean Witter Market Leader Trust
     (57)    Dean Witter S&P 500 Index Fund
     (58)    Dean Witter Fund of Funds
     (59)    Morgan Stanley Dean Witter Competitive Edge Fund
     (60)    Morgan Stanley Dean Witter Growth Fund
     (61)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
     (1)     TCW/DW North American Government Income Trust
     (2)     TCW/DW Latin American Growth Fund
     (3)     TCW/DW Income and Growth Fund
     (4)     TCW/DW SmallCap Growth Fund
     (5)     TCW/DW Total Return Trust
     (6)     TCW/DW Mid-Cap Equity Trust
     (7)     TCW/DW Global Telecom Trust
     (8)     TCW/DW Emerging Markets Trust

     (b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                           Positions and Office with Distributors
----                           --------------------------------------

Fredrick K. Kubler             Senior Vice President, Assistant
                               Secretary and Chief Compliance Officer.

Michael T. Gregg               Vice President and Assistant Secretary.


Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  Management Services

Registrant is not a party to any such management-related service contract.

Item 32.  Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of March, 1998.

                                            DEAN WITTER S&P 500 INDEX FUND

                                            By /s/ Barry Fink
                                              ---------------------------------
                                                   Barry Fink
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                                Title                   Date

(1) Principal Executive Officer           President, Chief
                                          Executive Officer,
                                          Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                        03/30/98
   -----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer           Treasurer and Principal
                                          Accounting Officer

By  /s/ Thomas F. Caloia                                               03/30/98
   -----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                     03/30/98
   -----------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic       Manuel H. Johnson
    Edwin J. Garn       Michael E. Nugent
    John R. Haire       John L. Schroeder
    Wayne E. Hedien

By  /s/ David M. Butowsky                                              03/30/98
   -----------------------------
        David M. Butowsky
        Attorney-in-Fact

                         DEAN WITTER S&P 500 INDEX FUND
                                 EXHIBIT INDEX

        2.  Form of Amended and Restated By-Laws of the Registrant.

        8. Form of Transfer Agency and Service Agreement between the Registrant and Dean Witter Trust FSB.

       11.  Consent of Independent Accountants.

       16.  Schedules for Computations of Performance Quotations.

       27.  Financial Data Schedules.

    Other.  Power of Attorney.